UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1.	Schedule of Investments.

FINANCIAL SQUARE FEDERAL FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 67.3%
Federal Farm Credit Bank
$62,500,000	0.150	%(a)	08/05/15	$ 62,507,470
64,000,000	0.151	(a)	08/05/15	63,999,392
60,000,000	0.141	(a)	09/02/15	59,996,858
41,047,000	0.550		09/16/15	41,085,192
32,000,000	0.156	(a)	10/05/15	31,998,855
20,000,000	0.080	(a)	10/13/15	19,998,900
75,000,000	0.146	(a)	10/13/15	74,999,985
10,000,000	0.210	(a)	10/22/15	10,002,180
16,200,000	0.150	(a)	10/26/15	16,199,668
15,720,000	0.235	(a)	10/26/15	15,725,180
39,800,000	0.186	(a)	11/19/15	39,805,747
12,000,000	0.218	(a)	11/25/15	11,998,186
100,000,000	0.164	(a)	11/30/15	99,994,978
50,000,000	0.140	(a)	12/28/15	49,997,375
105,000,000	0.280		02/26/16	104,981,359
300,000,000	0.146	(a)	03/14/16	299,958,927
125,000,000	0.136	(a)	03/15/16	124,995,006
10,000,000	0.140	(a)	03/29/16	9,996,637
10,000,000	0.160	(a)	03/29/16	10,004,136
100,000,000	0.160	(a)	03/31/16	99,993,171
50,000,000	0.260	(a)	04/11/16	50,032,712
100,000,000	0.156	(a)	04/15/16	99,987,134
51,000,000	0.280	(a)	06/09/16	51,047,473
62,500,000	0.153	(a)	06/30/16	62,494,758
15,000,000	0.155	(a)	07/15/16	14,998,239
100,000,000	0.250	(a)	07/29/16	100,070,651
25,000,000	0.197	(a)	08/09/16	25,000,000
40,743,000	0.280	(a)	09/19/16	40,791,333
60,000,000	0.239	(a)	09/23/16	60,000,000
200,000,000	0.179	(a)	11/04/16	199,991,894
Federal Home Loan Bank
70,600,000	0.062		06/03/15	70,599,761
358,000,000	0.063		06/03/15	357,998,767
440,000,000	0.063		06/05/15	439,996,969
125,000,000	0.078		06/10/15	124,997,594
350,000,000	0.079		06/10/15	349,993,175
534,600,000	0.061		06/12/15	534,590,199
10,000,000	0.203		06/24/15	9,998,722
231,000,000	0.089		07/06/15	230,980,237
1,000,000,000	0.090		07/08/15	999,908,528
5,000,000	0.087		07/10/15	4,999,534
183,000,000	0.084		07/15/15	182,981,436
42,125,000	0.125		07/17/15	42,121,956
10,000,000	0.170		07/23/15	9,998,823
445,000,000	0.101		08/10/15	444,913,472
100,000,000	0.096		08/12/15	99,981,000
250,000,000	0.099		08/12/15	249,951,000
12,000,000	0.200		08/18/15	11,999,673
3,000,000	0.200		08/28/15	2,999,802
30,000,000	0.230		08/28/15	30,001,256
33,200,000	0.125		09/02/15	33,188,704
10,000,000	1.750		09/11/15	10,041,367
50,000,000	0.166	(a)	09/14/15	50,001,530
20,000,000	0.200		09/14/15	19,996,581
235,000,000	0.200		09/15/15	234,992,316
5,000,000	0.200		09/17/15	4,999,110
2,000,000	0.450		09/21/15	2,001,230
15,045,000	0.200		09/29/15	15,042,345
150,000,000	0.250		10/05/15	150,000,000
145,000,000	0.220	(a)	10/07/15	145,041,006
50,000,000	0.230		12/18/15	49,996,463

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
U.S. Government Agency Obligations – (continued)
Federal Home Loan Bank – (continued)
$92,000,000	0.340%	02/26/16	$ 92,000,000
51,175,000	0.335	03/01/16	51,175,000
60,250,000	0.355	03/07/16	60,250,000
160,000,000	0.159 (a)	03/11/16	159,984,221
125,000,000	0.330	04/01/16	124,962,414
195,000,000	0.340	04/08/16	194,922,995

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 7,550,260,582

U.S. Treasury Obligations – 2.7%
United States Treasury Notes
$14,000,000	0.375%	06/15/15	$ 14,001,760
27,500,000	0.250	07/15/15	27,505,514
30,000,000	0.250	07/31/15	30,006,405
215,000,000	0.375	08/31/15	215,125,634
5,000,000	0.250	09/15/15	5,002,042
10,000,000	1.250	09/30/15	10,037,064

TOTAL U.S. TREASURY OBLIGATIONS			$ 301,678,419

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS			$ 7,851,939,001

Repurchase Agreement (b) – 14.3%
Federal Reserve Bank of New York
$1,600,000,000	0.050%	06/01/15	$ 1,600,000,000
Maturity Value: $1,600,006,667
Collateralized by U.S. Treasury Notes, 2.000% to 3.625%, due 08/15/19 to 08/15/23. The aggregate market value of the collateral, including accrued interest, was $1,600,006,667.

TOTAL INVESTMENTS – 84.3%			$ 9,451,939,001

OTHER ASSETS IN EXCESS OF LIABILITIES – 15.7%			1,756,331,189

NET ASSETS – 100.0%			$11,208,270,190

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2015.

(b) Unless noted, all repurchase agreements were entered into on May 29, 2015.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 33.9%
Federal Farm Credit Bank
$186,000,000	0.151	%(a)	08/05/15	$ 185,998,232
174,600,000	0.141	(a)	09/02/15	174,590,855
93,000,000	0.156	(a)	10/05/15	92,996,672
80,000,000	0.080	(a)	10/13/15	79,995,601
38,000,000	0.218	(a)	11/25/15	37,994,256
300,000,000	0.164	(a)	11/30/15	299,984,935
300,000,000	0.153	(a)	02/16/16	299,988,895
100,000,000	0.155	(a)	03/29/16	99,991,473
100,000,000	0.110	(a)	04/04/16	99,993,601
48,500,000	0.260	(a)	04/11/16	48,531,731
100,000,000	0.156	(a)	04/15/16	99,987,134
50,000,000	0.280	(a)	06/09/16	50,046,542
35,000,000	0.155	(a)	07/15/16	34,995,890
40,000,000	0.250	(a)	07/29/16	40,028,261
250,000,000	0.197	(a)	08/09/16	250,000,000
34,457,000	0.280	(a)	09/19/16	34,497,831
140,000,000	0.239	(a)	09/23/16	140,000,000
150,000,000	0.229	(a)	04/27/17	149,996,401
200,000,000	0.229	(a)	05/15/17	199,992,880
Federal Home Loan Bank
57,300,000	0.203		06/19/15	57,294,270
30,000,000	0.203		06/24/15	29,996,167
200,000,000	0.180		07/16/15	200,004,510
125,000,000	0.125		07/17/15	124,990,966
20,000,000	0.170		07/23/15	19,997,646
110,000,000	0.147	(a)	08/10/15	110,003,358
33,850,000	0.200		08/18/15	33,849,078
10,000,000	0.200		08/28/15	9,999,340
334,935,000	0.230		08/28/15	334,936,838
150,915,000	1.750		09/11/15	151,569,696
150,000,000	0.166	(a)	09/14/15	150,004,591
950,000,000	0.200		09/15/15	949,992,081
15,000,000	0.200		09/17/15	14,997,331
10,000,000	0.450		09/21/15	10,006,152
450,000,000	0.100		09/23/15	449,968,720
399,700,000	0.250		10/05/15	399,700,000
450,000,000	0.230		12/18/15	449,968,163
350,000,000	0.230		12/30/15	349,973,473
265,600,000	0.340		02/26/16	265,600,000
150,000,000	0.335		03/01/16	150,000,000
182,500,000	0.355		03/07/16	182,500,000
79,000,000	0.340		03/08/16	78,991,897
157,000,000	0.330		03/09/16	156,971,802
94,000,000	0.340		03/09/16	93,990,348
590,000,000	0.159	(a)	03/11/16	589,941,812
90,000,000	0.330		04/01/16	89,972,938
555,000,000	0.340		04/08/16	554,780,831
200,000,000	0.162	(a)	05/13/16	199,970,357
Federal Home Loan Mortgage Corporation
10,795,000	1.750		09/10/15	10,839,689
32,214,000	0.420		09/18/15	32,229,010
200,000,000	0.165	(a)	11/14/16	199,954,958
Federal National Mortgage Association
40,969,000	7.600		08/04/15	41,502,125
181,867,000	0.500		09/28/15	182,040,556
937,500,000	0.166	(a)	10/21/16	937,414,294

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$10,033,564,187

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – 63.6%
Bank of America, N.A
$500,000,000	0.100%		06/01/15	$ 500,000,000
Maturity Value: $500,004,167

Collateralized by Federal Home Loan Mortgage Corp., 3.500%, due 05/01/42 and Federal National Mortgage Association, 3.000%, due 08/01/42. The aggregate market value of the collateral, including accrued interest, was $515,000,001.

Bank of Nova Scotia (The)
500,000,000	0.200	(a)(c)	06/08/15	500,000,000
Maturity Value: $500,750,006
Settlement Date: 01/05/15

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.000%, due 11/01/20 to 05/01/45, Federal National Mortgage Association, 2.500% to 6.500%, due 12/01/23 to 06/01/45 and U.S. Treasury Bonds, 3.125% to 3.750%, due 02/15/42 to 11/15/43. The aggregate market value of the collateral, including accrued interest, was $515,111,166.

250,000,000	0.280	(a)(c)	06/08/15	250,000,000
Maturity Value: $250,698,058
Settlement Date: 02/17/15

Collateralized by Federal Home Loan Bank, 1.130% to 3.125%, due 03/11/16 to 03/27/18, Federal Home Loan Mortgage Corp., 2.000% to 5.000%, due 11/17/15 to 03/01/43, Federal National Mortgage Association, 3.000% to 7.125%, due 02/13/17 to 06/01/45, Government National Mortgage Association, 4.500% to 6.000%, due 08/20/40 to 04/20/44 and U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25. The aggregate market value of the collateral, including accrued interest, was $257,216,315.

500,000,000	0.280	(a)(c)	06/08/15	500,000,000
Maturity Value: $501,411,671
Settlement Date: 02/03/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 6.000%, due 11/01/20 to 05/01/45, Federal National Mortgage Association, 2.000% to 7.125%, due 03/01/23 to 04/01/45, Government National Mortgage Association, 4.000% to 6.000%, due 03/20/36 to 04/20/45, U.S. Treasury Bill, 0.000%, due 10/01/15, U.S. Treasury Bonds, 2.875% to 5.375%, due 02/15/31 to 05/15/45, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 2.375%, due 01/15/25 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 0.375%, due 04/15/18 to 07/15/23 and U.S. Treasury Notes, 0.250% to 3.625%, due 04/15/16 to 02/15/24. The aggregate market value of the collateral, including accrued interest, was $512,897,670.

850,000,000	0.320	(a)(c)	06/08/15	850,000,000
Maturity Value: $852,757,781
Settlement Date: 01/07/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 5.500%, due 11/17/15 to 04/01/45, Federal National Mortgage Association, 2.500% to 6.500%, due 10/01/25 to 06/01/45, Government National Mortgage Association, 4.500% to 4.750%, due 05/15/40 to 04/20/41, U.S. Treasury Inflation-Indexed Bond, 2.000%, due 01/15/26 and U.S. Treasury Notes, 1.625% to 3.625%, due 04/30/19 to 08/15/19. The aggregate market value of the collateral, including accrued interest, was $876,122,499.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
BNP Paribas Securities Corp.
$50,000,000	0.090%		06/01/15	$ 50,000,000
Maturity Value: $50,000,375

Collateralized by U.S. Treasury Bill, 0.000%, due 08/06/15, U.S. Treasury Notes, 0.250% to 1.125%, due 12/31/15 to 12/31/19 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/39. The aggregate market value of the collateral, including accrued interest, was $51,000,074.

750,000,000	0.100	(a)(c)	06/01/15	750,000,000
Maturity Value: $750,189,585
Settlement Date: 03/02/15

Collateralized by Federal Farm Credit Bank, 0.185% to 0.216%, due 07/13/17 to 07/24/17, Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 04/01/17 to 05/01/45, Federal National Mortgage Association, 0.875% to 7.000%, due 09/01/15 to 05/01/45, Government National Mortgage Association, 2.500% to 6.000%, due 03/15/23 to 04/20/45, U.S. Treasury Bond, 3.125%, due 08/15/44, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/24 to 05/15/42, U.S. Treasury Note, 1.625%, due 08/31/19 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 05/15/40. The aggregate market value of the collateral, including accrued interest, was $764,999,993.

500,000,000	0.130	(a)(c)	06/01/15	500,000,000
Maturity Value: $502,002,355
Settlement Date: 06/05/12

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 12/01/17 to 05/01/45, Federal National Mortgage Association, 1.375% to 7.000%, due 11/15/16 to 07/01/47, Government National Mortgage Association, 3.500% to 7.500%, due 07/15/27 to 01/20/45, U.S. Treasury Bill, 0.000%, due 07/30/15, U.S. Treasury Inflation-Indexed Note, 1.875%, due 07/15/15 and U.S. Treasury Notes, 0.250% to 3.625%, due 11/30/15 to 06/30/20. The aggregate market value of the collateral, including accrued interest, was $510,000,022.

550,000,000	0.130	(a)(c)	06/01/15	550,000,000
Maturity Value: $552,188,688
Settlement Date: 06/05/12

Collateralized by Federal Farm Credit Bank, 0.185% to 3.370%, due 01/11/17 to 05/01/35, Federal Home Loan Bank, 5.500% to 5.625%, due 06/13/16 to 07/15/36, Federal Home Loan Mortgage Corp., 0.875% to 8.000%, due 02/22/17 to 04/01/45, Federal National Mortgage Association, 0.875% to 7.500%, due 02/01/16 to 05/01/45, Government National Mortgage Association, 3.000% to 5.600%, due 08/20/35 to 05/20/45, Tennessee Valley Authority, 2.875% to 4.375%, due 06/15/15 to 09/15/24 and U.S. Treasury Notes, 0.375% to 3.625%, due 04/30/16 to 06/30/20. The aggregate market value of the collateral, including accrued interest, was $561,000,026.

1,000,000,000	0.170	(a)(c)	06/08/15	1,000,000,000
Maturity Value: $1,001,289,161
Settlement Date: 03/02/15

Collateralized by Federal Farm Credit Bank, 0.216%, due 07/13/17, Federal Home Loan Mortgage Corp., 2.500% to 7.000%, due 08/01/17 to 02/01/45, Federal National Mortgage Association, 0.875% to 8.000%, due 08/01/15 to 05/01/45, Government National Mortgage Association, 3.000% to 6.500%, due 02/15/32 to 05/20/45, U.S. Treasury Bill, 0.000%, due 06/25/15, U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Inflation-Indexed Note, 2.000%, due 01/15/16, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/30 to 11/15/44 and U.S. Treasury Notes, 0.250% to 1.625%, due 10/15/15 to 11/30/19. The aggregate market value of the collateral, including accrued interest, was $1,020,000,000.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
BNP Paribas Securities Corp. – (continued)
$500,000,000	0.250	%(a)(c)	06/08/15	$ 500,000,000
Maturity Value: $501,267,353
Settlement Date: 03/02/15

Collateralized by Federal Home Loan Bank, 0.000% to 0.125%, due 10/30/15 to 11/25/15, Federal Home Loan Mortgage Corp., 2.500% to 6.500%, due 12/01/17 to 05/01/45, Federal National Mortgage Association, 3.000% to 7.000%, due 10/01/15 to 03/01/45, Government National Mortgage Association, 4.000% to 6.000%, due 11/15/35 to 05/20/45 and U.S. Treasury Note, 1.000%, due 03/15/18. The aggregate market value of the collateral, including accrued interest, was $510,000,010.

Citibank N.A.
500,000,000	0.080		06/03/15	500,000,000
Maturity Value: $500,007,778
Settlement Date: 05/27/15

Collateralized by Federal Home Loan Bank, 0.250%, due 04/27/16, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 07/15/15 to 01/15/21 and U.S. Treasury Notes, 0.875% to 3.500%, due 02/28/17 to 03/31/22. The aggregate market value of the collateral, including accrued interest, was $510,000,084.

Credit Suisse Securities (USA) LLC
500,000,000	0.170		06/01/15	500,000,000
Maturity Value: $500,144,028
Settlement Date: 04/01/15
Collateralized by Federal National Mortgage Association, 2.000% to 6.500%, due 10/01/21 to 05/01/45. The aggregate market value of the collateral, including accrued interest, was $510,003,464.
400,000,000	0.160		06/15/15	400,000,000
Maturity Value: $400,222,222
Settlement Date: 02/10/15
Collateralized by Federal National Mortgage Association, 2.500% to 5.500%, due 07/01/18 to 04/01/45. The aggregate market value of the collateral, including accrued interest, was $408,001,469.

Deutsche Bank Securities, Inc.
500,000,000	0.100	(a)(c)	06/08/15	500,000,000
Maturity Value: $500,037,500
Settlement Date: 05/28/15

Collateralized by Federal Farm Credit Bank, 0.200% to 2.590%, due 08/14/15 to 01/30/25, Federal Home Loan Bank, 0.000% to 5.375%, due 06/04/15 to 08/15/24, Federal Home Loan Mortgage Corp., 0.000% to 5.500%, due 06/09/15 to 01/04/25 and Federal National Mortgage Association, 0.000% to 5.375%, due 11/18/15 to 09/06/24. The aggregate market value of the collateral, including accrued interest, was $510,000,257.

Federal Reserve Bank of New York
700,000,000	0.050		06/01/15	700,000,000
Maturity Value: $700,002,917
Collateralized by U.S. Treasury Bond, 4.375%, due 05/15/40 and U.S. Treasury Note, 2.625%, due 04/30/18. The aggregate market value of the collateral, including accrued interest, was $700,003,027.

ING Financial Markets LLC
100,000,000	0.150	(a)(c)	06/08/15	100,000,000
Maturity Value: $100,077,084
Settlement Date: 02/24/15
Collateralized by Federal National Mortgage Association, 3.500% to 4.500%, due 03/01/26 to 04/01/43. The aggregate market value of the collateral, including accrued interest, was $102,002,242.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
ING Financial Markets LLC – (continued)
$500,000,000	0.150	%(a)(c)	06/08/15	$ 500,000,000
Maturity Value: $500,385,420
Settlement Date: 02/24/15
500,000,000	0.150	(a)(c)	06/08/15	500,000,000
Maturity Value: $500,385,420
Settlement Date: 02/24/15

Shared collateral consisting of Federal National Mortgage Association, 3.000% to 6.500%, due 05/01/25 to 11/01/47. The aggregate market value of the collateral, including accrued interest, was $1,020,001,227.

500,000,000	0.170	(a)(c)	06/08/15	500,000,000
Maturity Value: $500,424,998
Settlement Date: 05/13/15

Collateralized by Federal Home Loan Mortgage Corp., 5.875% to 7.000%, due 03/17/31 to 12/20/38 and Federal National Mortgage Association, 2.500% to 6.500%, due 11/01/25 to 04/01/45. The aggregate market value of the collateral, including accrued interest, was $510,000,071.

250,000,000	0.270	(a)(c)	06/08/15	250,000,000
Maturity Value: $250,673,125
Settlement Date: 02/25/15
Collateralized by Federal National Mortgage Association, 3.000% to 5.500%, due 05/01/25 to 12/01/44. The aggregate market value of the collateral, including accrued interest, was $255,004,279.
500,000,000	0.145	(a)	07/17/15	500,000,000
Maturity Value: $500,104,541
Settlement Date: 05/26/15
Collateralized by Federal National Mortgage Association, 2.500% to 6.500%, due 03/01/24 to 02/01/45. The aggregate market value of the collateral, including accrued interest, was $510,001,038.

Joint Repurchase Agreement Account III
1,967,400,000	0.118		06/01/15	1,967,400,000
Maturity Value: $1,967,419,382

JPMorgan Securities LLC
500,000,000	0.120		06/12/15	500,000,000
Maturity Value: $500,200,000
Settlement Date: 02/12/15
Collateralized by Federal National Mortgage Association, 2.000% to 8.000%, due 01/01/16 to 03/01/50. The aggregate market value of the collateral, including accrued interest, was $510,001,100.

Merrill Lynch Government Securities, Inc.
50,600,000	0.100		06/01/15	50,600,000
Maturity Value: $50,600,422

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 08/01/23 to 12/01/47, Federal National Mortgage Association, 2.500% to 5.000%, due 04/01/18 to 06/01/45 and Government National Mortgage Association, 2.500% to 5.000%, due 10/20/24 to 01/20/45. The aggregate market value of the collateral, including accrued interest, was $52,117,998.

250,000,000	0.110		06/01/15	250,000,000
Maturity Value: $250,002,292

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 4.500%, due 05/01/26 to 02/01/45, Federal National Mortgage Association, 2.500% to 5.000%, due 10/01/27 to 05/01/45 and Government National Mortgage Association, 3.500% to 4.000%, due 01/15/42 to 05/20/45. The aggregate market value of the collateral, including accrued interest, was $257,499,997.

RBC Capital Markets LLC
250,000,000	0.120	(a)(c)	06/08/15	250,000,000
Maturity Value: $250,099,999
Settlement Date: 05/20/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 08/01/27 to 01/01/45, Federal National Mortgage Association, 2.500% to 5.500%, due 11/01/25 to 05/01/45 and Government National Mortgage Association, 3.500% to 5.000%, due 09/20/39 to 10/20/43. The aggregate market value of the collateral, including accrued interest, was $254,999,998.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
RBC Capital Markets LLC – (continued)
$200,000,000	0.130	%(a)(c)	06/08/15	$ 200,000,000
Maturity Value: $200,108,333
Settlement Date: 03/27/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 08/01/27 to 03/01/45, Federal National Mortgage Association, 2.500% to 5.500%, due 09/01/26 to 05/01/45 and Government National Mortgage Association, 4.000% to 5.000%, due 09/20/39 to 10/20/43. The aggregate market value of the collateral, including accrued interest, was $204,000,001.

1,000,000,000	0.130	(a)(c)	06/08/15	1,000,000,000
Maturity Value: $1,000,433,332
Settlement Date: 05/05/15

Collateralized by Federal Home Loan Bank, 1.010% to 2.250%, due 08/15/18 to 08/08/22, Federal Home Loan Mortgage Corp., 0.000% to 8.000%, due 09/01/15 to 05/01/45, Federal National Mortgage Association, 1.250% to 7.000%, due 08/01/15 to 05/01/45 and Government National Mortgage Association, 2.500% to 8.000%, due 09/20/23 to 05/20/45. The aggregate market value of the collateral, including accrued interest, was $1,020,000,003.

250,000,000	0.140	(a)(c)	06/08/15	250,000,000
Maturity Value: $250,175,001
Settlement Date: 03/13/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 08/01/27 to 04/01/45, Federal National Mortgage Association, 2.500% to 5.000%, due 09/01/26 to 03/01/45 and Government National Mortgage Association, 4.000% to 5.000%, due 09/20/39 to 03/20/45. The aggregate market value of the collateral, including accrued interest, was $254,999,997.

Societe Generale
905,000,000	0.120		06/01/15	905,000,000
Maturity Value: $905,009,050

Collateralized by Federal Home Loan Mortgage Corp., 2.000% to 6.500%, due 02/01/18 to 06/01/45, Federal National Mortgage Association, 2.500% to 8.000%, due 10/01/16 to 06/01/45 and U.S. Treasury Note, 2.000%, due 11/15/21. The aggregate market value of the collateral, including accrued interest, was $932,150,032.

TD Securities (USA) LLC
100,000,000	0.100		06/04/15	100,000,000
Maturity Value: $100,001,944
Settlement Date: 05/28/15

Collateralized by Federal Home Loan Mortgage Corp., 2.375%, due 01/13/22, Federal National Mortgage Association, 3.000% to 4.500%, due 04/01/26 to 12/01/44, U.S. Treasury Bill, 0.000%, due 05/26/16, U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40 and U.S. Treasury Notes, 1.375% to 3.375%, due 11/30/18 to 11/15/19. The aggregate market value of the collateral, including accrued interest, was $102,981,648.

Wells Fargo Securities LLC
1,250,000,000	0.090		06/04/15	1,250,000,000
Maturity Value: $1,250,021,875
Settlement Date: 05/28/15

Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 4.500%, due 01/01/27 to 05/01/45, Federal National Mortgage Association, 2.000% to 4.500%, due 01/01/27 to 06/01/45 and Government National Mortgage Association, 2.000% to 6.000%, due 05/20/30 to 05/20/45. The aggregate market value of the collateral, including accrued interest, was $1,287,500,002.

FINANCIAL SQUARE GOVERNMENT FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Wells Fargo Securities LLC – (continued)
$500,000,000	0.120%		06/05/15	$ 500,000,000
Maturity Value: $500,011,667

Collateralized by Federal Home Loan Mortgage Corp., 3.000%, due 04/01/30 to 05/01/45, Federal National Mortgage Association, 3.000% to 4.500%, due 12/01/29 to 06/01/45 and Government National Mortgage Association, 4.500%, due 01/20/45 to 02/20/45. The aggregate market value of the collateral, including accrued interest, was $514,999,999.

200,000,000	0.120	(d)	06/12/15	200,000,000
Maturity Value: $200,080,000
Settlement Date: 02/12/15

Collateralized by U.S. Treasury Bond, 3.125%, due 11/15/41, U.S. Treasury Inflation-Indexed Note, 2.000%, due 01/15/16 and U.S. Treasury Notes, 0.875% to 2.750%, due 08/15/17 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $204,000,030.

475,000,000	0.130	(d)	08/11/15	475,000,000
Maturity Value: $475,156,090
Settlement Date: 05/12/15

Collateralized by Federal Home Loan Mortgage Corp., 3.000% to 3.500%, due 03/01/30 to 05/01/45 and Federal National Mortgage Association, 3.000% to 3.500%, due 04/01/30 to 05/01/45. The aggregate market value of the collateral, including accrued interest, was $489,250,001.

TOTAL REPURCHASE AGREEMENTS				$18,798,000,000

TOTAL INVESTMENTS – 97.5%				$28,831,564,187

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.5%				735,384,992

NET ASSETS – 100.0%				$29,566,949,179

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2015.

(b)	Unless noted, all repurchase agreements were entered into on May 29, 2015. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(c)	The instrument is subject to a demand feature.

(d)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2015, these securities amounted to $675,000,000 or approximately 2.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 13.9%
Albion Capital LLC
$92,131,000	0.223%	07/21/15	$ 92,102,849
50,000,000	0.244	08/17/15	49,974,333
Alpine Securitization Corp.
100,000,000	0.264	06/05/15	99,997,111
95,000,000	0.274	06/17/15	94,988,600
300,000,000	0.220	07/02/15	299,943,167
Atlantic Asset Securitization LLC
100,000,000	0.173	06/18/15	99,991,972
Bank of Nova Scotia (The)
140,000,000	0.285	08/17/15	139,916,155
92,500,000	0.356	11/02/15	92,361,507
Bedford Row Funding Corp.
75,000,000	0.305	08/10/15	74,956,250
Chariot Funding LLC
50,000,000	0.244	06/09/15	49,997,333
100,000,000	0.244	06/10/15	99,994,000
35,000,000	0.407	01/22/16	34,908,611
Electricite de France
197,000,000	0.766	01/15/16	196,064,250
Gotham Funding Corp.
150,000,000	0.183	06/08/15	149,994,750
93,000,000	0.183	06/09/15	92,996,280
100,000,000	0.183	06/19/15	99,991,000
Hannover Funding Co. LLC
41,000,000	0.183	06/08/15	40,998,565
60,000,000	0.183	06/10/15	59,997,300
Jupiter Securitization Co. LLC
100,000,000	0.244	06/09/15	99,994,667
25,000,000	0.274	07/06/15	24,993,437
50,000,000	0.285	08/27/15	49,966,167
LMA Americas LLC
140,000,000	0.173	06/09/15	139,994,711
93,900,000	0.183	06/29/15	93,886,854
Nederlandse Waterschapsbank NV
230,000,000	0.244	08/28/15	229,865,067
NRW Bank
710,000,000	0.203	07/20/15	709,806,722
Standard Chartered Bank
250,000,000	0.295	06/15/15	249,971,806
United Overseas Bank, Ltd.
50,000,000	0.315	08/07/15	49,971,153
50,000,000	0.315	08/10/15	49,969,861
100,000,000	0.305	11/12/15	99,863,333
Victory Receivables Corp.
205,000,000	0.183	06/10/15	204,990,775
70,471,000	0.183	06/16/15	70,465,715
50,000,000	0.183	06/22/15	49,994,750
102,500,000	0.203	07/07/15	102,479,500
Westpac Banking Corp.
100,000,000	0.320	12/08/15	99,833,750

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 4,195,222,301

Certificates of Deposit-Eurodollar – 3.6%
Credit Industriel et Commercial, New York
$600,000,000	0.300%	08/03/15	$ 600,015,738
Mizuho Bank, Ltd.
125,000,000	0.305	08/11/15	124,926,098
150,000,000	0.305	08/20/15	149,900,075
Sumitomo Mitsui Banking Corp.
200,000,000	0.320	09/14/15	200,002,914

TOTAL CERTIFICATES OF DEPOSIT-EURODOLLAR			$ 1,074,844,825

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Certificates of Deposit-Yankeedollar – 17.4%
Bank of Nova Scotia (The)
$397,000,000	0.320%	10/21/15	$ 397,000,000
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA
250,000,000	0.395	09/11/15	250,000,000
Mitsubishi UFJ Trust & Banking Corp.
250,000,000	0.280	06/08/15	250,000,000
100,000,000	0.280	07/07/15	100,000,000
Mizuho Bank, Ltd.
325,000,000	0.280	07/02/15	325,000,000
125,000,000	0.290	09/08/15	125,000,000
National Bank of Kuwait
100,000,000	0.330	06/03/15	100,000,000
155,000,000	0.330	06/17/15	155,000,000
200,000,000	0.350	09/10/15	200,000,000
50,000,000	0.350	09/21/15	50,000,000
100,000,000	0.350	10/01/15	100,000,000
Norinchukin Bank
995,000,000	0.260	09/02/15	995,000,000
Sumitomo Mitsui Banking Corp.
300,000,000	0.270	07/01/15	300,000,000
500,000,000	0.280	07/10/15	500,000,000
Sumitomo Mitsui Trust Bank Ltd.
400,000,000	0.270	06/23/15	400,000,000
250,000,000	0.300	10/01/15	250,000,000
Toronto-Dominion (The) Bank
250,000,000	0.230	06/04/15	250,000,000
500,000,000	0.250	06/10/15	500,000,000

TOTAL CERTIFICATES OF DEPOSIT-YANKEEDOLLAR			$ 5,247,000,000

Time Deposits – 21.2%
China Construction Bank Corp., New York
$450,000,000	0.150%	06/01/15	$ 450,000,000
Credit Agricole Corporate and Investment Bank
600,000,000	0.060	06/01/15	600,000,000
Credit Industriel et Commercial, New York
500,000,000	0.140	06/02/15	500,000,000
DNB Bank ASA/New York
750,000,000	0.060	06/01/15	750,000,000
National Bank of Kuwait
600,000,000	0.110	06/01/15	600,000,000
Natixis Securities Americas LLC
578,800,000	0.070	06/01/15	578,800,000
Skandinaviska Enskilda Banken AB
1,200,000,000	0.130	06/02/15	1,200,000,000
Standard Chartered Bank
500,000,000	0.100	06/01/15	500,000,000
Swedbank AB
1,200,000,000	0.130	06/02/15	1,200,000,000

TOTAL TIME DEPOSITS			$ 6,378,800,000

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Government Agency Obligations – 4.1%
Federal Home Loan Bank
$270,000,000	0.250%		10/05/15	$ 270,000,000
264,000,000	0.340		02/26/16	264,000,000
300,000,000	0.300		03/07/16	299,970,341
74,000,000	0.340		03/08/16	73,992,409
148,000,000	0.330		03/09/16	147,973,419
89,000,000	0.340		03/09/16	88,990,862
Overseas Private Investment Corp. (USA)
6,100,000	0.110	(a)	06/08/15	6,100,000
86,000,000	0.120	(a)	06/08/15	86,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS				$ 1,237,027,031

Variable Rate Municipal Debt Obligations(a) – 1.1%
BlackRock Municipal Bond Trust VRDN RB Putters Series 2012-T0014 (JPMorgan Chase N.A., LIQ)(b)
$19,375,000	0.200%		06/01/15	$ 19,375,000
BlackRock MuniVest Fund VRDN RB Putters Series 2012-T0005 (JPMorgan Chase Bank N.A., LIQ)(b)
33,000,000	0.200		06/01/15	33,000,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
29,110,000	0.200		06/01/15	29,110,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety - MBIA) (Bayerische Landesbank Gironzentrale, SPA)
50,000,000	0.160		06/08/15	50,000,000
City of Portland, Maine GO VRDN for Taxable Pension Boards Series 2001 (JPMorgan Chase Bank N.A., SPA)
81,410,000	0.210		06/08/15	81,410,000
Nuveen Investment Quality Municipal Fund, Inc. VRDP Series 2011-1-2118 (Barclays Bank PLC, LIQ)(b)
22,500,000	0.190		06/08/15	22,500,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Toronto-Dominion Bank, LIQ)(b)
34,000,000	0.190		06/08/15	34,000,000
Nuveen Premier Municipal Income Fund, Inc. VRDP Series 2011-1-1277 (Barclays Bank PLC, LIQ)(b)
13,000,000	0.190		06/08/15	13,000,000
Port Authority of New York & New Jersey VRDN RB for Austin Trust Certificates Series 2008-1107 (Bank of America N.A. LIQ)(b)
32,345,000	0.170		06/08/15	32,345,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 314,740,000

Variable Rate Obligations(a) – 17.5%
ASB Finance Ltd., London
$50,000,000	0.290	%(b)	09/01/15	$ 49,998,120
100,000,000	0.291	(b)	09/10/15	99,995,949
Australia & New Zealand Banking Group Ltd.
260,000,000	0.444		05/16/16	260,000,000
Bank Nederlandse Gemeenten NV
125,000,000	0.281	(b)	02/10/16	125,000,000
Bank of Nova Scotia (The)
350,000,000	0.412		05/23/16	350,000,000
BNZ International Funding Ltd.
100,000,000	0.325	(b)	03/24/16	100,000,000
Commonwealth Bank of Australia
115,500,000	0.295	(b)	03/24/16	115,495,617
Credit Suisse Securities (USA) LLC
550,000,000	0.285		07/27/15	550,000,000

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Obligations(a) – (continued)
Dexia Credit Local SA/New York, NY
$100,000,000	0.470%		06/20/15	$ 100,005,989
100,000,000	0.324		07/01/15	100,000,000
DNB Bank ASA/New York
500,000,000	0.276		10/15/15	500,000,000
JPMorgan Chase Bank N.A.
222,000,000	0.424		04/07/16	222,000,000
JPMorgan Securities LLC
200,000,000	0.397		11/19/15	200,000,000
Kells Funding LLC
75,000,000	0.275	(b)	09/28/15	74,997,435
120,000,000	0.274	(b)	10/08/15	119,995,459
150,000,000	0.274	(b)	10/09/15	149,994,004
LMA Americas LLC
100,000,000	0.270	(b)	07/05/15	100,000,000
Mitsubishi UFJ Trust & Banking Corp.
300,000,000	0.342		10/21/15	300,000,000
Royal Bank of Canada, New York
300,000,000	0.394		03/31/16	300,000,000
Svenska Handelsbanken AB
195,000,000	0.471	(b)	05/04/16	195,000,000
Toronto-Dominion Bank
450,000,000	0.277		12/11/15	450,000,000
Wells Fargo Bank N.A.
425,000,000	0.285		09/14/15	425,000,000
150,000,000	0.390		05/19/16	150,000,000
Westpac Banking Corp.
246,000,000	0.492	(b)	06/01/16	246,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 5,283,482,573

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$23,731,116,730

Repurchase Agreements(c) – 21.2%
ABN AMRO Securities (USA) LLC
$125,000,000	0.320	%(a)(d)	06/08/15	$ 125,000,000
Maturity Value: $125,104,445
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $135,000,000.

Barclays Capital, Inc.
105,000,000	0.380		06/01/15	105,000,000
Maturity Value: $105,003,325
Collateralized by various corporate security issuers, 3.500% to 11.500%, due 02/01/16 to 01/01/49. The aggregate market value of the collateral, including accrued interest, was $115,499,999.

BNP Paribas Securities Corp.
35,000,000	0.310		06/01/15	35,000,000
Maturity Value: $35,000,904

Collateralized by Federal Home Loan Mortgage Corp. Stripped Securities, 3.500% to 4.000%, due 12/15/27 to 01/15/43, Federal National Mortgage Association Stripped Security, 5.000%, due 08/25/37, various corporate security issuers, 2.300% to 10.750%, due 09/10/15 to 04/01/45 and various mortgage-backed obligations, 0.366% to 4.735%, due 07/25/23 to 11/19/36. The aggregate market value of the collateral, including accrued interest, was $42,018,437.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
BNP Paribas Securities Corp. – (continued)
$190,000,000	0.480	%(a)	06/05/15	$ 190,000,000
Maturity Value: $190,164,666
Settlement Date: 04/08/15

Collateralized by various asset-backed obligations, 0.345% to 7.036%, due 01/17/20 to 12/27/38, various corporate security issuers, 5.250% to 7.500%, due 04/28/17 to 10/01/21 and various mortgage-backed obligations, 0.355% to 7.335%, due 07/25/23 to 11/25/36. The aggregate market value of the collateral, including accrued interest, was $232,497,387.

500,000,000	0.750	(a)(e)	08/04/15	500,000,000
Maturity Value: $504,081,974
Settlement Date: 07/08/14

Collateralized by various asset-backed obligations, 0.000% to 7.358%, due 03/15/19 to 08/25/47, various corporate security issuers, 5.250% to 6.450%, due 10/15/17 to 01/14/21 and various mortgage-backed obligations, 0.325% to 5.435%, due 07/25/23 to 11/25/44. The aggregate market value of the collateral, including accrued interest, was $609,316,840.

Citibank N.A.
250,000,000	0.080		06/03/15	250,000,000
Maturity Value: $250,003,889
Settlement Date: 05/27/15

Collateralized by Federal Home Loan Mortgage Corp., 0.980% to 8.000%, due 11/01/25 to 09/15/43, Federal National Mortgage Association, 2.000% to 8.500%, due 06/01/15 to 12/25/42, Government National Mortgage Association, 5.500% to 9.000%, due 06/15/21 to 10/20/31, U.S. Treasury Bond, 3.000%, due 05/15/45, U.S. Treasury Inflation-Indexed Note, 1.250%, due 07/15/20 and U.S. Treasury Notes, 0.250% to 3.625%, due 11/30/15 to 02/15/21. The aggregate market value of the collateral, including accrued interest, was $255,978,449.

Credit Suisse Securities (USA) LLC
400,000,000	0.773	(a)(e)	06/29/15	400,000,000
Maturity Value: $403,942,553
Settlement Date: 03/27/14
Collateralized by various mortgage-backed obligations, 0.000% to 9.000%, due 01/25/18 to 03/25/54. The aggregate market value of the collateral, including accrued interest, was $480,004,222.

HSBC Securities (USA), Inc.
1,450,000,000	0.210		06/01/15	1,450,000,000
Maturity Value: $1,450,025,375
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $1,566,000,000.
25,000,000	0.260		06/01/15	25,000,000
Maturity Value: $25,000,542

Collateralized by various corporate security issuers, 5.700% to 11.000%, due 09/01/18 to 01/11/25 and a government security issuer, 5.000%, due 01/27/45. The aggregate market value of the collateral, including accrued interest, was $27,500,656.

ING Financial Markets LLC
50,000,000	0.160		06/01/15	50,000,000
Maturity Value: $50,000,667
Collateralized by various corporate security issuers, 0.783% to 7.500%, due 07/17/15 to 11/28/44. The aggregate market value of the collateral, including accrued interest, was $52,504,042.
150,000,000	0.160		06/01/15	150,000,000
Maturity Value: $150,002,000
Collateralized by various corporate security issuers, 0.783% to 8.125%, due 05/16/16 to 05/27/45. The aggregate market value of the collateral, including accrued interest, was $158,079,824.

Joint Repurchase Agreement Account III
383,700,000	0.118		06/01/15	383,700,000
Maturity Value: $383,703,780

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Merrill Lynch Government Securities, Inc.
$100,000,000	0.450%		06/01/15	$ 100,000,000
Maturity Value: $100,003,750
Collateralized by a mortgage-backed obligation, 4.187%, due 05/25/25. The market value of the collateral, including accrued interest, was $125,000,001.
103,000,000	0.460		06/01/15	103,000,000
Maturity Value: $103,003,948

Collateralized by various auction rate preferred securities, 0.000% to 1.396%, perpetual maturity and various Mutual Funds, 0.000% to 0.180%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $111,240,507.

Mitsubishi UFJ Securities (USA), Inc.
175,000,000	0.250		06/02/15	175,000,000
Maturity Value: $175,008,507
Settlement Date: 05/26/15

Collateralized by various asset-backed obligations, 0.460% to 2.174%, due 08/15/16 to 01/17/23, various corporate security issuers, 0.000% to 9.500%, due 06/12/15 to 12/31/99, various municipal debt obligations, 4.950% to 5.114%, due 02/01/20 to 10/01/37 and various sovereign debt security issuers, 0.000% to 8.875%, due 03/19/19 to 10/12/2110. The aggregate market value of the collateral, including accrued interest, was $185,350,574.

RBC Capital Markets LLC
300,000,000	0.400	(a)(d)	06/08/15	300,000,000
Maturity Value: $300,306,666
Settlement Date: 05/13/15
Collateralized by various corporate security issuers, 0.641% to 13.000%, due 06/15/15 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $323,960,661.

Societe Generale
100,000,000	0.210		06/01/15	100,000,000
Maturity Value: $100,001,750
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $108,000,002.
260,000,000	0.210		06/01/15	260,000,000
Maturity Value: $260,004,550

Collateralized by various corporate security issuers, 0.715% to 9.000%, due 03/22/16 to perpetual maturity and various sovereign debt security issuers, 4.875% to 10.125%, due 10/19/15 to 10/12/2110. The aggregate market value of the collateral, including accrued interest, was $273,811,280.

50,000,000	0.300		06/01/15	50,000,000
Maturity Value: $50,001,250

Collateralized by an asset-backed obligation, 5.477%, due 07/24/23 and various corporate security issuers, 3.500% to 12.000%, due 07/15/15 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $54,715,324.

100,000,000	0.360		06/01/15	100,000,000
Maturity Value: $100,003,000
Collateralized by various corporate security issuers, 0.750% to 4.750%, due 11/15/15 to 03/30/43. The aggregate market value of the collateral, including accrued interest, was $110,000,001.
200,000,000	0.360		06/01/15	200,000,000
Maturity Value: $200,006,000

Collateralized by various asset-backed obligations, 0.335% to 12.000%, due 01/15/16 to 06/25/36, various corporate security issuers, 3.375% to 11.500%, due 11/01/15 to perpetual maturity, various mortgage-backed obligations, 0.445% to 1.137%, due 08/25/36 to 06/25/46 and various sovereign debt security issuers, 0.875% to 2.125%, 01/30/17 to 01/17/23. The aggregate market value of the collateral, including accrued interest, was $224,085,541.

FINANCIAL SQUARE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
Societe Generale – (continued)
$150,000,000	0.370%		06/04/15	$ 150,000,000
Maturity Value: $150,010,792
Settlement Date: 05/28/15
Collateralized by various equity securities. The aggregate market value of the collateral, including accrued interest, was $162,000,004.

Wells Fargo Securities LLC
500,000,000	0.140		06/01/15	500,000,000
Maturity Value: $500,005,833
Collateralized by Federal Home Loan Mortgage Corp., 2.500% to 3.500%, due 04/01/30 to 03/01/42. The aggregate market value of the collateral, including accrued interest, was $515,000,000.
300,000,000	0.350		06/02/15	300,000,000
Maturity Value: $300,020,417
Settlement Date: 05/26/15
Collateralized by various asset-backed obligations, 0.000% to 9.300%, due 07/01/15 to 04/25/55. The aggregate market value of the collateral, including accrued interest, was $330,000,002.
250,000,000	0.600	(e)	06/16/15	250,000,000
Maturity Value: $250,379,167
Settlement Date: 03/17/15

Collateralized by various asset-backed obligations, 0.000% to 6.418%, due 07/28/19 to 04/16/59 and various mortgage-backed obligations, 0.000% to 4.286%, due 06/14/31 to 01/27/45. The aggregate market value of the collateral, including accrued interest, was $275,000,000.

150,000,000	0.600	(e)	07/10/15	150,000,000
Maturity Value: $150,227,500
Settlement Date: 04/10/15
Collateralized by various mortgage-backed obligations, 0.000% to 6.000%, due 11/27/28 to 12/25/52. The aggregate market value of the collateral, including accrued interest, was $164,947,934.

TOTAL REPURCHASE AGREEMENTS				$ 6,401,700,000

TOTAL INVESTMENTS – 100.0%				$30,132,816,730

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.0%				1,752,042

NET ASSETS – 100.0%				$30,134,568,772

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2015.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2015, these securities amounted to $1,530,696,584 or approximately 5.1% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on May 29, 2015. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2015, these securities amounted to $1,300,000,000 or approximately 4.3% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
GO	— General Obligation
LIQ	— Liquidity Agreement
MBIA	— Insured by Municipal Bond Investors Assurance
RB	— Revenue Bond
SPA	— Stand-by Purchase Agreement
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Commercial Paper and Corporate Obligations – 29.4%
Albion Capital LLC
$50,418,000	0.223%	07/16/15	$ 50,404,135
87,567,000	0.254	08/21/15	87,517,744
Alpine Securitization Corp.
100,000,000	0.264	06/05/15	99,997,111
100,000,000	0.274	06/17/15	99,988,000
200,000,000	0.220	07/02/15	199,962,111
Atlantic Asset Securitization LLC
138,000,000	0.100	06/01/15	138,000,000
100,000,000	0.173	06/18/15	99,991,972
Chariot Funding LLC
50,000,000	0.280	08/27/15	49,966,167
50,000,000	0.284	09/16/15	49,958,389
25,000,000	0.284	09/21/15	24,978,222
75,000,000	0.284	10/08/15	74,924,750
Gotham Funding Corp.
23,700,000	0.173	06/10/15	23,698,993
150,000,000	0.183	06/18/15	149,987,250
95,000,000	0.183	06/19/15	94,991,450
120,363,000	0.193	06/19/15	120,351,565
Hannover Funding Co. LLC
100,000,000	0.183	06/05/15	99,998,000
40,000,000	0.183	06/08/15	39,998,600
40,000,000	0.183	06/10/15	39,998,200
Jupiter Securitization Co. LLC
50,000,000	0.274	08/03/15	49,976,375
25,000,000	0.274	08/12/15	24,986,500
50,000,000	0.285	08/27/15	49,966,167
25,000,000	0.274	09/03/15	24,982,375
50,000,000	0.284	09/15/15	49,958,778
25,000,000	0.284	09/16/15	24,979,194
25,000,000	0.356	11/24/15	24,957,222
75,000,000	0.407	01/22/16	74,804,167
Kaiser Foundation Hospitals
60,062,000	0.234	07/16/15	60,044,732
Liberty Street Funding LLC
98,201,000	0.213	08/10/15	98,160,901
LMA Americas LLC
150,000,000	0.183	06/03/15	149,998,500
55,000,000	0.183	06/22/15	54,994,225
Matchpoint Master Trust
85,000,000	0.244	06/25/15	84,986,400
Nieuw Amsterdam Receivables Corp.
200,000,000	0.203	06/19/15	199,980,000
100,000,000	0.203	06/26/15	99,986,111
38,000,000	0.203	07/08/15	37,992,189
Old Line Funding LLC
150,000,000	0.270	06/16/15	149,983,125
50,000,000	0.360	10/22/15	49,930,486
Regency Markets No. 1 LLC
116,778,000	0.183	06/15/15	116,769,825
169,506,000	0.173	06/22/15	169,489,191
Thunder Bay Funding LLC
7,425,000	0.305	10/13/15	7,416,709
50,000,000	0.360	10/22/15	49,930,486
Victory Receivables Corp.
100,000,000	0.183	06/02/15	99,999,500
100,000,000	0.183	06/08/15	99,996,500
72,005,000	0.173	06/09/15	72,002,280
95,000,000	0.183	06/11/15	94,995,250
100,000,000	0.183	06/16/15	99,992,500

TOTAL COMMERCIAL PAPER AND CORPORATE OBLIGATIONS			$ 3,665,972,347

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Fixed Rate Municipal Debt Obligations – 2.2%
County of Orange, California RB Refunding for Pension Obligations Taxable Series 2015 A
$18,875,000	0.580%	11/02/15	$ 18,875,000
58,700,000	0.680	02/01/16	58,700,000
District of Columbia Water & Sewer Authority Series C
29,200,000	0.210	07/16/15	29,200,000
Golden State Tobacco Securitization Corp., California RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A
12,125,000	5.000	06/01/15	12,125,000
Golden State Tobacco Securitization Corp., California RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A (AGC-ICC)
37,000,000	5.000	06/01/15	37,000,000
Golden State Tobacco Securitization Corp., California RB for Tobacco Settlement Series 2005 (AMBAC)
16,735,000	5.000	06/01/15	16,735,000
OhioHealth Corp.
24,313,000	0.170	06/05/15	24,313,000
16,078,000	0.190	06/05/15	16,078,000
Rutgers State University of New Jersey CP Series 2015 C (Wells Fargo Bank N.A., SPA) (Wachovia Bank, LIQ)
35,120,000	0.170	06/16/15	35,120,000
SSM Health Care Corp.
20,000,000	0.090	06/02/15	19,999,967
State of California GO Taxable Series 2010
4,845,000	3.950	11/01/15	4,915,909

TOTAL FIXED RATE MUNICIPAL DEBT OBLIGATIONS			$ 273,061,876

U.S. Government Agency Obligations – 10.1%
Federal Home Loan Bank
$70,725,000	0.230%	08/28/15	$ 70,724,514
200,000,000	0.200	09/15/15	199,998,331
130,000,000	0.250	10/05/15	130,000,000
150,000,000	0.230	12/30/15	149,988,631
104,000,000	0.340	02/26/16	104,000,000
150,000,000	0.300	03/07/16	149,985,170
Overseas Private Investment Corp. (USA)
339,118,200	0.110 (a)	06/08/15	339,118,200
122,000,000	0.120 (a)	06/08/15	122,000,000

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			$ 1,265,814,846

U.S. Treasury Obligation – 2.0%
United States Treasury Bill
$252,000,000	0.265%	03/03/16	$ 251,497,680

Variable Rate Municipal Debt Obligations(a) – 14.3%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
$20,000,000	0.100%	06/08/15	$ 20,000,000
Arizona State University VRDN RB Refunding Series 2008 A (JPMorgan Chase Bank N.A., LOC)
29,255,000	0.100	06/08/15	29,255,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
BlackRock Municipal Income Trust VRDN RB Putters Series 2012-T0008 (JPMorgan Chase Bank N.A., LIQ)(b)
$35,500,000	0.200%	06/01/15	$ 35,500,000
BlackRock MuniVest Fund, Inc. VRDN RB Putters Series 2012-T0007 (JPMorgan Chase Bank N.A., LIQ)
30,000,000	0.200	06/01/15	30,000,000
City & County of Denver, Colorado VRDN RB SPEARS Series 2012-DBE-1129X (GTY AGMT- Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
13,100,000	0.440	06/08/15	13,100,000
City of New York GO VRDN Series 2008 J Subseries J-5 (Bank of America N.A., SPA)
16,000,000	0.070	06/01/15	16,000,000
City of Omaha, Nebraska Parking Facilities Corp. VRDN RB Putters Series 2013-SGT06 (Societe Generale, LIQ)(b)
19,465,000	0.170	06/01/15	19,465,000
City of Phoenix, Arizona (The) Industrial Development Authority VRDN RB for Mayo Clinic Series 2014 A (Bank of America N.A., SPA)
90,000,000	0.070	06/01/15	90,000,000
Commonwealth of Massachusetts GO VRDN Refunding Series 2001 C (State Street B&T Co., SPA)
20,000,000	0.090	06/08/15	20,000,000
County of Guilford GO VRDN Series 2005 B (Wells Fargo Bank N.A., SPA)
26,880,000	0.100	06/08/15	26,878,670
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
3,000,000	0.090	06/01/15	3,000,000
Grand River Dam Authority VRDN RB Taxable Series 2014-C (Barclays Bank PLC, LOC)
16,250,000	0.140	06/08/15	16,250,000
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2
15,900,000	0.100	06/01/15	15,900,000
Indiana Finance Authority VRDN RB For Sisters of St. Francis Health Services, Inc., Series 2008 B (JPMorgan Chase Bank N.A., LOC)
74,790,000	0.100	06/08/15	74,787,359
JEA Electric System VRDN RB Series Three 2008 C-1 (JPMorgan Chase Bank N.A., SPA)
43,945,000	0.090	06/08/15	43,945,000
JEA Water & Sewer System VRDN RB Series 2008 A-2 (JPMorgan Chase Bank N.A., SPA)
12,535,000	0.130	06/08/15	12,535,000
Massachusetts Water Resources Authority VRDN RB Refunding Series 2008 E (JPMorgan Chase Bank N.A., SPA)
21,520,000	0.110	06/08/15	21,520,000
Michigan State University VRDN RB Series 2005 (Royal Bank of Canada, SPA)
800,000	0.090	06/08/15	800,000
New York City GO VRDN Series 2013 F Subseries F-3 (Bank of America N.A., LIQ)
132,175,000	0.070	06/01/15	132,175,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2006 CC-1 (Bank of Nova Scotia, SPA)
63,000,000	0.070	06/01/15	63,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2007 Subseries BB-1 (Bank of Tokyo-Mitsubishi UFJ, SPA)
52,475,000	0.090	06/08/15	52,473,434
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-1 (Bank of America N.A., SPA)
54,250,000	0.070	06/01/15	54,250,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)
$35,200,000	0.100%	06/01/15	$ 35,200,000
New York City Transitional Finance Authority VRDN RB Recovery Series 2002-3 Subseries 3G (Bank of NY Mellon, SPA)
20,000,000	0.120	06/08/15	20,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2005 A2 Convertible (JPMorgan Chase Bank N.A., SPA)
15,000,000	0.100	06/08/15	15,000,000
Nuveen Dividend Advantage Municipal Fund #2 VRDP Series 2010-2 (Toronto-Dominion Bank, LIQ)(b)
29,300,000	0.190	06/08/15	29,300,000
Nuveen Investment Quality Municipal Fund, Inc. VRDP Series 2011-1-2118 (Barclays Bank PLC, LIQ)(b)
16,000,000	0.190	06/08/15	16,000,000
Nuveen Municipal Market Opportunity Fund, Inc. VRDP Series 2010-1 (Toronto-Dominion Bank, LIQ)(b)
30,900,000	0.190	06/08/15	30,900,000
Nuveen Municipal Opportunity Fund, Inc. VRDP Series 2010 (Citibank N.A., LIQ)(b)
7,900,000	0.190	06/08/15	7,900,000
Nuveen Premium Income Municipal Fund 2, Inc. VRDP Series 2011-1-4895 (Barclays Bank PLC, LIQ)(b)
18,700,000	0.190	06/08/15	18,700,000
Nuveen Select Quality Municipal Fund, Inc. VRDP Series 2011-1-2525 (Barclays Bank PLC, LIQ)(b)
25,000,000	0.190	06/08/15	25,000,000
Port Authority of New York & New Jersey VRDN RB Austin Trust Certificates Series 2008-1067 (Bank of America N.A., LIQ)(b)
22,655,000	0.170	06/08/15	22,655,000
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-11589 Series 2008 (FGIC) (Citibank N.A., LIQ)(b)
18,165,000	0.140	06/08/15	18,165,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2003 (GTY AGMT-Flint Hills Resources LLC)
9,000,000	0.100	06/08/15	9,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2005 (GTY AGMT-Flint Hills Resources LLC)
22,200,000	0.100	06/08/15	22,200,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2006 (GTY AGMT-Flint Hills Resources LLC)
42,000,000	0.100	06/08/15	42,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources LP Project Series 2007 (GTY AGMT-Flint Hills Resources LLC)
18,000,000	0.100	06/08/15	18,000,000
Port of Corpus Christi Authority of Nueces County, Texas VRDN RB for Flint Hills Resources Series 2002 A (GTY AGMT-Flint Hills Resources LLC)
30,550,000	0.090	06/08/15	30,550,000
Private Colleges & Universities Authority, Georgia VRDN RB for Emory University Series 2005 B-2
21,350,000	0.100	06/08/15	21,350,000
Providence Health & Services Obligated Group (U.S. Bank N.A., SBPA)
46,500,000	0.180	06/08/15	46,500,000
Raleigh, North Carolina VRDN COPS for Downtown Improvement Project Series 2005 B-1 RMKT (Wells Fargo Bank N.A., SPA)
94,430,000	0.100	06/08/15	94,430,000
Smithsonian Institution VRDN RB Series 2013
20,000,000	0.070	06/08/15	20,000,000

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Variable Rate Municipal Debt Obligations(a) – (continued)
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(b)
$40,375,000	0.220%		06/08/15	$ 40,375,000
State of Texas GO VRDN for Veterans Series 2013 A (Sumitomo Mitsui Banking Corp., SPA)
76,850,000	0.110		06/08/15	76,850,000
State of Texas GO VRDN for Veterans Series 2015 A (Landesbank Hessen-Thueringen Girozentrale, SPA)
60,000,000	0.140		06/08/15	60,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (JPMorgan Chase Bank N.A., SPA)
92,745,000	0.110		06/08/15	92,745,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-2 RMKT (Wells Fargo Bank N.A., LOC)
27,435,000	0.070		06/01/15	27,434,453
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 (Bank of America N.A., SPA)
35,000,000	0.100		06/08/15	35,000,000
University of Illinois Board of Trustees VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
32,880,000	0.100		06/08/15	32,880,000
University of Illinois VRDN RB for Auxiliary Facility Series 2014-C (Northern Trust Company, LOC)
10,000,000	0.150		06/08/15	10,000,000
Western Asset Intermediate Muni Fund, Inc. VRDP Series 2015-1 (Citibank N.A., LIQ)(b)
9,500,000	0.190		06/08/15	9,500,000
Western Asset Managed Municipals Fund, Inc. VRDP Series 2015-1 AMT (Citibank N.A., LIQ)(b)
12,500,000	0.190		06/08/15	12,500,000
Western Asset Muni Partners Fund, Inc. VRDP Series 2015-1 AMT (Citibank N.A., LIQ)(b)
39,000,000	0.190		06/08/15	39,000,000
World Wildlife Fund, Inc. VRDN RB Series 2015 (JPMorgan Chase Bank, N.A., LOC)
12,000,000	0.220		06/08/15	12,000,000

TOTAL VARIABLE RATE MUNICIPAL DEBT OBLIGATIONS				$ 1,781,968,916

Variable Rate Obligations(a) – 6.6%
JPMorgan Chase Bank N.A.
$275,000,000	0.424%		04/07/16	$ 275,000,000
JPMorgan Securities LLC
100,000,000	0.397		11/19/15	100,000,000
Kells Funding LLC
50,000,000	0.264	(b)	08/26/15	49,998,788
LMA Americas LLC
75,000,000	0.270	(b)	07/05/15	75,000,000
Wells Fargo Bank N.A.
125,000,000	0.390		05/19/16	125,000,000
205,000,000	0.405		05/20/16	205,000,000

TOTAL VARIABLE RATE OBLIGATIONS				$ 829,998,788

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 8,068,314,453

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) - 34.0%
Citibank, N.A.
$250,000,000	0.080%		06/03/15	$ 250,000,000
Maturity Value: $250,003,889
Settlement Date: 05/27/15

Collateralized by Government National Mortgage Association, 4.000%, due 09/15/25, U.S. Treasury Bond, 6.000%, due 02/15/26, U.S. Treasury Inflation-Indexed Note, 0.625%, due 07/15/21 and U.S. Treasury Notes, 2.250% to 3.125%, due 05/15/21 to 08/15/23. The aggregate market value of the collateral, including accrued interest, was $255,000,019.

Federal Reserve Bank of New York
250,000,000	0.050		06/01/15	250,000,000
Maturity Value: $250,001,042
Collateralized by U.S. Treasury Bond, 4.375%, due 05/15/40. The market value of the collateral, including accrued interest, was $250,001,129.

ING Financial Markets LLC
250,000,000	0.150	(a)(d)	06/08/15	250,000,000
Maturity Value: $250,192,710
Settlement Date: 02/24/15
Collateralized by Federal National Mortgage Association, 3.500% to 4.500%, due 06/01/26 to 07/01/44. The aggregate market value of the collateral, including accrued interest, was $255,001,354.

Joint Repo Account III
1,809,500,000	0.118		06/01/15	1,809,500,000
Maturity Value: $1,809,517,827

JPMorgan Securities LLC
100,000,000	0.610	(e)	07/31/15	100,000,000
Maturity Value: $100,303,306
Settlement Date: 02/02/15
Collateralized by various mortgage-backed obligations, 0.525% to 6.500%, due 10/25/34 to 09/28/44. The aggregate market value of the collateral, including accrued interest, was $115,000,936.

Merrill Lynch Government Securities, Inc.
250,000,000	0.110		06/01/15	250,000,000
Maturity Value: $250,002,292

Collateralized by Federal Home Loan Mortgage Corp., 0.000% to 7.915%, due 11/25/21 to 04/25/48, Federal Home Loan Mortgage Corp. Stripped Securities, 0.000% to 6.000%, due 02/01/35 to 01/15/43, Federal National Mortgage Association, 1.500% to 6.640%, due 12/25/19 to 04/25/41 and Government National Mortgage Association, 2.500% to 4.500%, due 03/20/37 to 10/20/44. The aggregate market value of the collateral, including accrued interest, was $262,507,743.

200,000,000	0.450		06/01/15	200,000,000
Maturity Value: $200,007,500
Collateralized by various mortgage-backed obligations, 4.187% to 4.485%, due 02/25/25 to 05/25/25. The aggregate market value of the collateral, including accrued interest, was $250,000,001.
100,000,000	0.460		06/01/15	100,000,000
Maturity Value: $100,003,833

Collateralized by various auction rate preferred securities, 0.000%, perpetual maturity and various mutual funds, 0.000% to 1.414%, perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $108,020,567.

230,000,000	0.510	(a)(e)	07/06/15	230,000,000
Maturity Value: $231,186,036
Settlement Date: 07/11/14
Collateralized by various corporate security issuers, 0.000% to 9.000%, due 12/01/15 to perpetual maturity. The aggregate market value of the collateral, including accrued interest, was $253,000,000.

FINANCIAL SQUARE PRIME OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(c) – (continued)
TD Securities (USA) LLC
$100,000,000	0.100%		06/04/15	$ 100,000,000
Maturity Value: $100,001,944
Settlement Date: 05/28/15

Collateralized by Federal Home Loan Mortgage Corp., 4.000% to 4.500%, due 09/01/26 to 05/01/44, Federal National Mortgage Association, 3.500% to 5.500%, due 04/01/26 to 05/01/48 and U.S. Treasury Notes, 1.250% to 2.125%, due 10/31/20 to 12/31/21. The aggregate market value of the collateral, including accrued interest, was $102,262,036.

Wells Fargo Securities LLC
200,000,000	0.140		06/01/15	200,000,000
Maturity Value: $200,002,333
Collateralized by Federal Home Loan Mortgage Corp., 2.500%, due 04/01/30. The market value of the collateral, including accrued interest, was $206,000,001.
250,000,000	0.090		06/04/15	250,000,000
Maturity Value: $250,004,375
Settlement Date: 05/28/15

Collateralized by Federal Farm Credit Bank, 0.625% to 1.600%, due 04/28/17 to 12/20/19, Federal Home Loan Bank, 0.000% to 2.125%, due 06/12/15 to 06/12/20, Federal Home Loan Mortgage Corp., 0.875% to 5.250%, due 04/18/16 to 02/22/17 and Federal National Mortgage Association, 5.000%, due 02/13/17. The aggregate market value of the collateral, including accrued interest, was $255,000,670.

175,000,000	0.600	(e)	06/16/15	175,000,000
Maturity Value: $175,265,417
Settlement Date: 03/17/15

Collateralized by various asset-backed obligations, 0.000% to 5.639%, due 07/28/19 to 04/16/59, various corporate security issuers, 0.000% to 15.000%, due 05/31/15 to perpetual maturity, various mortgage-backed obligations, 2.390% to 6.124%, due 02/27/36 to 07/15/40 and various municipal debt obligations, 0.230% to 3.435%, due 12/01/18 to 12/15/25. The aggregate market value of the collateral, including accrued interest, was $192,406,509.

75,000,000	0.600	(e)	08/10/15	75,000,000
Maturity Value: $75,113,750
Settlement Date: 05/11/15

Collateralized by various corporate security issuers, 0.000% to 11.500%, due 05/31/15 to perpetual maturity, various mortgage-backed obligations, 0.000% to 6.124%, due 11/15/29 to 12/15/47 and a municipal debt obligation, 0.230%, due 10/01/22. The aggregate market value of the collateral, including accrued interest, was $82,174,724.

TOTAL REPURCHASE AGREEMENTS				$ 4,239,500,000

TOTAL INVESTMENTS – 98.6%				$12,307,814,453

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.4%				170,603,045

NET ASSETS – 100.0%				$12,478,417,498

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2015.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2015, these securities amounted to $463,058,788 or approximately 3.7% of net assets.

(c)	Unless noted, all repurchase agreements were entered into on May 29, 2015. Additional information on Joint Repurchase Agreement Account III appears in the Notes to the Schedule of Investments section.

(d)	The instrument is subject to a demand feature.

(e)	Security has been determined to be illiquid by the Investment Adviser. At May 31, 2015, these securities amounted to $580,000,000 or approximately 4.6% of net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
COPS	— Certificates of Participation
CP	— Commercial Paper
FGIC	— Insured by Financial Guaranty Insurance Co.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
LP	— Limited Partnership
RB	— Revenue Bond
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SBPA	— Standby Bond Purchase Agreement
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
VRDN	— Variable Rate Demand Notes
VRDP	— Variable Rate Demand Preferred Shares

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 100.1%
California – 100.1%
ABAG Finance Authority for Non-Profit Corporations VRDN RB for Sharp Healthcare Series 2009 C (Citibank N.A., LOC)
$450,000	0.100%	06/08/15	$ 450,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area Series 2011 CR-PT-4708 (Bank of America N.A., LIQ)(a)
5,600,000	0.100	06/08/15	5,600,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2013-MT-841 (Bank of America N.A., LIQ)(a)
4,150,000	0.120	06/08/15	4,150,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area SPEARS Series 2011-DB-1043 (Deutsche Bank A.G., LIQ)(a)
3,000,000	0.200	06/08/15	3,000,000
California Educational Facilities Authority CP RN for Stanford University Series 2015 S-4
1,200,000	0.130	07/08/15	1,200,000
California Educational Facilities Authority VRDN RB for California Institute of Technology Series 2006 B (GO of Institution)
3,500,000	0.090	06/08/15	3,500,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
3,680,000	0.110	06/08/15	3,680,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2015-XM-0044 (Morgan Stanley Bank, LIQ)(a)
2,600,000	0.190	06/08/15	2,600,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS RR-II R-14081 Series 2014 (Citibank N.A., LIQ)(a)
2,600,000	0.100	06/08/15	2,600,000
California Educational Facilities Authority VRDN RB for University of Southern California Eagle Series 2014-0005 Class A (Citibank N.A., LIQ)(a)
1,000,000	0.110	06/08/15	1,000,000
California Educational Facilities Authority VRDN RB for University of Southern California Floater Trust Series 2009-11B (Barclays Bank PLC, LIQ)(a)
1,100,000	0.110	06/08/15	1,100,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2010-3144 (Morgan Stanley Bank N.A., LIQ)(a)
2,976,640	0.080	06/01/15	2,976,640
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
690,000	0.110	06/08/15	690,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1996 L-4
2,300,000	0.080	06/08/15	2,300,000
California Educational Facilities Authority VRDN RB Refunding for Stanford University Series 1999 L-7
3,393,000	0.080	06/08/15	3,393,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2015 E
1,500,000	0.140	07/07/15	1,500,000
California Health Facilities Financing Authority RB for Lucile Packard Children’s Hospital Series 2012 Floaters Series 2015-XF-0152 (Bank of America N.A., LIQ)(a)
2,580,000	0.140	06/08/15	2,580,000
California Health Facilities Financing Authority RB Refunding for Cedars Sinai Medical Center Series 2011
2,575,000	5.000	08/15/15	2,600,796
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
1,740,000	0.270	06/08/15	1,740,000
California Health Facilities Financing Authority VRDN RB for Catholic Healthcare Series 1988 C (NATL-RE) (JPMorgan Chase Bank N.A., LOC)
1,900,000	0.160	06/08/15	1,900,000
California Health Facilities Financing Authority VRDN RB for City of Hope Series 2012 B
13,000,000	0.080	06/08/15	13,000,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Certificates Series 2012 O-48 (Royal Bank of Canada, LIQ)(a)
2,000,000	0.090	06/08/15	2,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Health Facilities Financing Authority VRDN RB for Providence Health Services Floaters Series 2010-XF-0036 (Toronto-Dominion Bank, LIQ)(a)
$2,440,000	0.110%	06/08/15	$ 2,440,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
1,290,000	0.110	06/08/15	1,290,000
California Health Facilities Financing Authority VRDN RB for Scripps Health Series 2008 E RMKT (MUFG Union Bank, N.A., LOC)
700,000	0.080	06/08/15	699,965
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 B (U.S. Bank N.A., LOC)
3,325,000	0.070	06/01/15	3,325,000
California Health Facilities Financing Authority VRDN RB for St. Joseph Health System Series 2011 C (Northern Trust Co., LOC)
2,400,000	0.060	06/01/15	2,400,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 2014 O-76 (Royal Bank of Canada, LIQ)(a)
2,935,000	0.090	06/08/15	2,935,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
1,500,000	0.110	06/08/15	1,500,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)(b)
1,000,000	0.270	06/08/15	1,000,000
California Infrastructure & Economic Development Bank RB Refunding for J Paul Getty Trust Series 2012 A-1
1,250,000	4.000	10/01/15	1,266,282
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 A (GTY AGMT-Chevron Corp.)
1,000,000	0.050	06/01/15	1,000,000
California Municipal Finance Authority VRDN RB for Chevron USA, Inc. Recovery Zone Bonds Series 2010 C (GTY AGMT-Chevron Corp.)
4,000,000	0.060	06/01/15	4,000,000
California State University VRDN RB Floater Trust Series 2008-K37W (AGM) (Citibank N.A., LIQ)
9,575,000	0.250	06/08/15	9,575,000
California State University VRDN RB ROCS RR-II R-11568 Series 2008 (BHAC-CR FSA) (Citibank N.A., LIQ)(a)
3,000,000	0.110	06/08/15	3,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2004 K
1,500,000	0.140	11/03/15	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2006 D
1,000,000	0.140	11/04/15	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2008 B (GTY AGMT - Kaiser Permanente)
1,500,000	0.140	06/03/15	1,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-1
1,000,000	0.140	07/01/15	1,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2015 K
2,000,000	0.140	10/05/15	2,000,000
California Statewide Communities Development Authority RB for Kaiser Permanente Series 2009 A (GTY AGMT - Kaiser Permanente)
1,960,000	5.000	04/01/16	2,037,031
California Statewide Communities Development Authority VRDN RB for John Muir Health Series 2008 C (Wells Fargo Bank N.A., LOC)
3,000,000	0.060	06/01/15	3,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
1,200,000	0.110	06/08/15	1,200,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (GTY AGMT - Kaiser Permanente)
800,000	0.080	06/08/15	800,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2004 J (GTY AGMT- Kaiser Permanente)
2,000,000	0.080	06/08/15	2,000,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Central Basin Municipal Water District VRDN COPS Refunding for 2007 Project Series 2008 B (U.S. Bank N.A., LOC)
$5,700,000	0.090%	06/08/15	$ 5,700,000
City & County of San Francisco GO for Road Repaving & Street Safety Series 2013 C
1,320,000	5.000	06/15/15	1,322,440
City of Los Angeles GO Series 2008 A
515,000	5.000	09/01/15	521,026
City of Los Angeles GO TRANS Series 2014
1,500,000	1.500	06/25/15	1,501,347
City of Santa Clara Electric VRDN RB Series 2008 Subseries B (Bank of Tokyo-Mitsubishi UFJ, LOC)
4,055,000	0.100	06/08/15	4,055,000
County of Los Angeles GO TRANS Series 2014
3,860,000	1.500	06/30/15	3,864,022
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
1,400,000	0.110	06/08/15	1,400,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
1,900,000	0.110	06/08/15	1,900,000
Eastern Municipal Water District VRDN RB Refunding for Wastewater System Series 2014 A (Wells Fargo Bank N.A., SPA)
1,645,000	0.070	06/08/15	1,645,000
Eastern Municipal Water District VRDN RB Refunding for Wastewater System Series 2014 B (Wells Fargo Bank N.A., SPA)
3,000,000	0.070	06/01/15	3,000,000
Golden State Tobacco Securitization Corp. RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A (AGM-CR AMBAC-TCRS-BNY)
1,000,000	5.000	06/01/15	1,000,000
Golden State Tobacco Securitization Corp. RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A (FGIC)
515,000	5.000	06/01/15	515,000
Irvine Ranch Water District GO VRDN Special Assessment District Nos.140-240-105-250 Series 1993 (U.S. Bank N.A., LOC)
2,100,000	0.060	06/01/15	2,100,000
Los Angeles Community College District GO VRDN Series 2011 O-4 (Royal Bank of Canada, LIQ)(a)
2,100,000	0.090	06/08/15	2,100,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
5,700,000	0.080	06/08/15	5,700,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows II Project Series 1998 C (FNMA, LIQ)
1,200,000	0.110	06/08/15	1,200,000
Los Angeles County Housing Authority MF Hsg VRDN RB Refunding for Malibu Meadows Project Series 1998 B (FNMA, LIQ)
2,436,000	0.100	06/08/15	2,436,000
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier Series 2005 A (AMBAC)
40,000	5.000	07/01/15	40,139
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier Series 2011 A
415,000	5.000	07/01/15	416,654
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier-Senior Series 2009
925,000	5.000	07/01/15	928,672
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier-Senior Series 2013 A
2,510,000	5.000	07/01/15	2,520,044
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-27B (Barclays Bank PLC, LIQ)(a)
1,300,000	0.110	06/08/15	1,300,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,645,000	0.110	06/08/15	2,645,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
4,000,000	0.110	06/08/15	4,000,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
$5,900,000	0.110%	06/08/15	$ 5,900,000
Los Angeles Department of Water & Power RB for Power System Series 2012 C
2,300,000	5.000	01/01/16	2,349,334
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-5 RMKT (Citibank N.A., SPA)
2,000,000	0.080	06/08/15	2,000,000
Los Angeles Department of Water & Power VRDN RB Refunding Series 2001 Subseries B-6 (Bank of Montreal, SPA)
2,100,000	0.080	06/01/15	2,100,000
Los Angeles Department of Water & Power VRDN RB Refunding Series 2001 Subseries B-7 (Bank of Montreal, SPA)
3,000,000	0.080	06/08/15	3,000,000
Los Angeles Department of Water & Power VRDN RB Series 2001 Subseries B-3 (Royal Bank of Canada, SPA)
150,000	0.060	06/01/15	150,000
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
3,215,000	0.100	06/01/15	3,215,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-3 (Royal Bank of Canada, SPA)
1,700,000	0.080	06/08/15	1,700,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
10,700,000	0.080	06/08/15	10,699,998
Metropolitan Water District of Southern California VRDN RB Refunding Series 2008 A-2 (Barclays Bank PLC, SPA)
10,000,000	0.090	06/08/15	10,000,000
Metropolitan Water District of Southern California VRDN RB Series 2000 B-4 (Wells Fargo Bank N.A., SPA)
1,000,000	0.080	06/08/15	1,000,000
Orange County Apartment Development VRDN RB Refunding for Park Ridge Villas Series 1998 (FNMA, LIQ)
4,000,000	0.100	06/08/15	4,000,000
Orange County Apartment Development VRDN RB Refunding for Riverbend Apartments Series 1999 B (FHLMC, LIQ)
4,600,000	0.100	06/01/15	4,600,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
2,000,000	0.130	06/08/15	2,000,000
Orange County Water District CP Series 2015-94 (Bayserische Landesbank, Gironzentrale, LOC)
4,213,000	0.080	06/01/15	4,213,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
500,000	0.110	06/08/15	500,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4354 (JPMorgan Chase Bank, N.A., LIQ)(a)
1,875,000	0.110	06/08/15	1,875,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC NATL-RE) (Morgan Stanley Bank, LIQ)(a)
6,755,000	0.250	06/08/15	6,755,000
Sacramento County Housing Authority VRDN RB Refunding for River Terrace Apartments Series 1996 C RMKT (FNMA, LIQ)
355,000	0.100	06/08/15	355,000
Sacramento Municipal Utility District VRDN RB Refunding for Series 2008 J (Bank of America N.A., LOC)
3,600,000	0.080	06/08/15	3,600,000
Sacramento Municipal Utility District VRDN RB Series 2012 L (U.S. Bank N.A., LOC)
600,000	0.090	06/08/15	600,000
Sacramento Suburban Water District VRDN COPS Refunding Series 2009 A (Sumitomo Mitsui Banking Corp., LOC)
2,000,000	0.100	06/08/15	2,000,000
San Diego Community College District GO VRDN Floater Certificates Series 2011-O-8 (Royal Bank of Canada, LIQ)(a)
1,000,000	0.090	06/08/15	1,000,000

FINANCIAL SQUARE TAX-EXEMPT CALIFORNIA FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
$570,000	0.120%	06/08/15	$ 570,000
San Diego County Regional Transportation Commission VRDN RB Limited Tax Series 2008 C (Mizuho Corp. Bank, SPA)
5,350,000	0.080	06/08/15	5,350,000
San Diego County Water Authority CP Series 8 (Bank of Tokyo-Mitsubishi UFJ, LIQ)
2,500,000	0.040	06/01/15	2,500,000
Santa Clara Valley Transportation Authority Sales Tax VRDN RB Refunding for Measure A Series 2008 C-RMKT (Sumitomo Mitsui Banking Corp., SPA)
12,800,000	0.090	06/08/15	12,800,000
Southern California Public Power Authority VRDN RB for Milford Wind Corridor Phase II Project-1 SPEARS Series 2012-DB-1048 (Deutsche Bank A.G., LIQ)
2,000,000	0.200	06/08/15	2,000,000
Southern California Public Power Authority VRDN RB Refunding for Magnolia Power Project Series 2009 A-1 (U.S. Bank N.A., LOC)
2,000,000	0.090	06/08/15	2,000,000
State of California Department of Water Resources RB Refunded for Central Valley Project Series 2005-AD (AGM)
1,500,000	5.000	06/01/15	1,500,000
State of California GO VRDN SPEARS Series 2014-DBE-1342 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
6,300,000	0.220	06/08/15	6,300,000
State of California RANS Series 2014
7,000,000	1.500	06/22/15	7,005,539
The Regents of the University of California Limited Project RB Series 2007 D ROCS RR II R-12236 (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
1,000,000	0.100	06/01/15	1,000,000
The Regents of the University of California Medical Center Pooled VRDN RB Series 2013 K
3,700,000	0.080	06/08/15	3,700,000
The Regents of the University of California VRDN RB Municipal Floater Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
1,000,000	0.110	06/08/15	1,000,000
The Regents of the University of California VRDN RB Refunding Series 2013 AL-2
4,600,000	0.080	06/08/15	4,600,000
Victor Valley Community College District GO VRDN Floater Certificates Series 2009-34C (GTY-AGMT-Wells Fargo & Co.) (Wells Fargo Bank N.A., LIQ)(a)(c)
3,000,000	0.150	07/08/15	3,000,000

TOTAL INVESTMENTS – 100.1%			$292,776,929

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%			(362,742)

NET ASSETS – 100.0%			$292,414,187

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2015, these securities amounted to $93,541,640 or approximately 32.0% of net assets.

(b)	All or a portion represents a forward commitment.

(c)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2015, these securities amounted to $3,000,000 or approximately 1.0% of net assets.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TCRS	— Transferable Custody Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 102.4%
New York – 102.4%
Buffalo Municipal Water Finance Authority Water Systems VRDN RB Refunding Series 2008 (JPMorgan Chase Bank N.A., LOC)
$2,650,000	0.100%	06/08/15	$ 2,650,000
City of Binghamton GO BANS Series 2015
2,500,000	1.250	01/29/16	2,514,851
City of New York GO VRDN Series 2008 Subseries L-4 (U.S. Bank N.A., LOC)
1,500,000	0.080	06/01/15	1,500,000
County of Nassau GO TANS Series 2014 A
2,500,000	2.000	09/15/15	2,512,006
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
1,200,000	0.090	06/01/15	1,200,000
County of Onondaga, New York Trust for Cultural Resources VRDN RB for Syracuse University Project Series 2010 A (Wells Fargo Bank N.A., LOC)
5,000,000	0.080	06/08/15	5,000,000
Erie County Fiscal Stability Authority BANS RN Series 2014 A
2,000,000	1.250	07/31/15	2,003,592
Metropolitan Transportation Authority VRDN RB Dedicated Tax Fund Refunding Series 2008 A-1 RMKT (Royal Bank of Canada, LOC)
2,285,000	0.080	06/01/15	2,285,000
Metropolitan Transportation Authority VRDN RB Dedicated Tax Series 2002 Subseries B-1 RMKT (State Street Bank & Trust Co., LOC)
1,150,000	0.100	06/08/15	1,150,000
New York City GO Series 2010 E
500,000	5.000	08/01/15	504,096
New York City GO Series 2013 E
370,000	3.000	08/01/15	371,619
New York City GO VRDN Austin Trust Certificates Series 2008-1131 (AGM) (Bank of America N.A., LIQ)(a)
1,515,000	0.150	06/08/15	1,515,000
New York City GO VRDN Series 1993 Subseries A-6 (Helaba, LOC)
865,000	0.130	06/08/15	865,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank Girozentrale, LOC)
200,000	0.090	06/08/15	200,000
New York City GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
300,000	0.090	06/01/15	300,000
New York City Health & Hospital Corp. RB for Health System Series 2010 A
1,350,000	5.000	02/15/16	1,394,925
New York City Health & Hospital Corp. VRDN RB for Health System Series 2008 B (TD Bank N.A., LOC)
2,400,000	0.120	06/08/15	2,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)
2,300,000	0.100	06/01/15	2,300,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2013 Subseries AA-1 (JPMorgan Chase Bank N.A., SPA)
1,800,000	0.090	06/01/15	1,800,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
400,000	0.100	06/08/15	400,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B Convertible (Bank of Tokyo-Mitsubishi UFJ, LOC)
1,500,000	0.090	06/08/15	1,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1999 Subseries B-3 (JPMorgan Chase Bank N.A., SPA)
90,000	0.090	06/08/15	90,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2014 Subseries B-3 (Barclays Bank PLC, SPA)
1,900,000	0.080	06/01/15	1,900,000
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A1 RMKT
650,000	0.090	06/08/15	650,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Trust for Cultural Resources VRDN RB for Metropolitan Museum of Art Series 2006 A2 RMKT
$600,000	0.090%	06/08/15	$ 600,000
New York City Trust for Cultural Resources VRDN RB for The Juilliard School Series 2011 ROCS-RR-II R-11927 (Citibank N.A., LIQ)(a)
2,400,000	0.110	06/08/15	2,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A1 (JPMorgan Chase Bank N.A., SPA)
1,150,000	0.090	06/01/15	1,150,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A2 (JPMorgan Chase Bank N.A., SPA)
1,400,000	0.090	06/01/15	1,400,000
New York City Trust for Cultural Resources VRDN RB Refunding for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
3,000,000	0.150	06/08/15	3,000,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
1,900,000	0.100	06/08/15	1,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Columbia University Series 2009 A
2,100,000	0.070	06/08/15	2,100,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
1,055,000	0.110	06/08/15	1,055,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2009 B (U.S. Bank N.A., SPA)
3,900,000	0.070	06/08/15	3,900,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Rockefeller University Series 2011 ROCS-RR-II R-11944 (Citibank N.A., LIQ)(a)
1,000,000	0.100	06/08/15	1,000,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
1,085,000	0.090	06/08/15	1,085,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
2,445,000	0.100	06/08/15	2,445,000
New York State Dormitory Authority State Supported Debt VRDN RB for Cornell University Series 2004 B RMKT (HSBC Bank USA N.A., SPA)
2,590,000	0.080	06/08/15	2,590,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
3,015,000	0.090	06/01/15	3,015,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2000 A (JPMorgan Chase Bank N.A., SPA)
700,000	0.100	06/08/15	700,000
New York State Dormitory Authority VRDN RB for Cornell University Series 2004 A RMKT (HSBC Bank USA N.A., SPA)
1,000,000	0.080	06/08/15	1,000,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Realty LLC Series 2004 A (FNMA, LIQ)
600,000	0.090	06/08/15	600,000
New York State Housing Finance Agency VRDN RB for Clinton Park Housing Series 2010 A RMKT (FHLMC, LIQ)
2,000,000	0.070	06/08/15	2,000,000
New York State Housing Finance Agency VRDN RB for North End Series 2004 A RMKT (FNMA, LIQ)
1,000,000	0.080	06/08/15	1,000,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
1,500,000	0.090	06/08/15	1,500,000

FINANCIAL SQUARE TAX-EXEMPT NEW YORK FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011 DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
$2,600,000	0.280%	06/08/15	$ 2,600,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.280	06/08/15	1,500,000
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project SPEARS Series 2012 DB-1091 (Deutsche Bank A.G., LIQ)(a)(b)
2,795,000	0.370	06/08/15	2,795,000
New York State Local Government Assistance Corp. VRDN RB Refunding Subordinate Lien Series 2003 4V RMKT (Bank of America N.A., SPA)
3,000,000	0.100	06/08/15	3,000,000
New York State Local Government Assistance Corp. VRDN RB Series 1997 SG-100 (NATL-RE-IBC) (Societe Generale, SPA)
1,065,000	0.220	06/08/15	1,065,000
New York State Power Authority CP Series 2015-1 (JPMorgan Chase Bank N.A., LOC) (Wells Fargo Bank N.A., LOC) (TD Bank N.A., LOC) (State Street Bank Trust, LOC)
1,000,000	0.070	07/01/15	1,000,000
New York State Power Authority CP Series 2015-2 (JPMorgan Chase Bank N.A., LOC) (Wells Fargo Bank N.A., LOC) (TD Bank N.A., LOC) (State Street Bank Trust, LOC)
2,150,000	0.070	07/01/15	2,150,000
New York State Thruway Authority VRDN RB Refunding Floater Series 2008-2800 (Credit Suisse, LIQ)
1,000,000	0.100	06/08/15	1,000,000
Northport-East Northport Union Free School District GO TANS Series 2014 (State Aid Withholding)
2,000,000	1.000	06/25/15	2,001,076
Port Authority of New York & New Jersey VRDN RB Refunding Floater Trust Series 2011-17B (Barclays Bank PLC, LIQ)(a)
2,150,000	0.110	06/08/15	2,150,000
Port Authority of New York & New Jersey VRDN RB Refunding Series 2006 ROCS-RR-II R-664 (Citibank N.A., LIQ)(a)
2,130,000	0.110	06/08/15	2,130,000
Sales Tax Asset Receivable Corp. VRDN RB Refunding Floater Series 2014-XF-0133 (JPMorgan Chase Bank N.A., LIQ)(a)
1,000,000	0.110	06/08/15	1,000,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.130	06/01/15	2,500,000
Town of Hempstead GO BANS Series 2014
2,000,000	1.500	12/18/15	2,011,451
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2001 C RMKT (JPMorgan Chase Bank N.A., SPA)
2,000,000	0.110	06/08/15	2,000,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
1,330,000	0.100	06/01/15	1,330,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 (Bank of America N.A., SPA)
1,400,000	0.100	06/08/15	1,400,000
Utility Debt Securitization Authority of New York VRDN RB Putters Series 2014-4445Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,350,000	0.110	06/08/15	3,350,000

TOTAL INVESTMENTS – 102.4%			$106,428,616

LIABILITIES IN EXCESS OF OTHER ASSETS – (2.4)%			(2,490,504)

NET ASSETS – 100.0%			$103,938,112

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a) Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2015, these securities amounted to $26,995,000 or approximately 26.0% of net assets.

(b) All or a portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGM	— Insured by Assured Guaranty Municipal Corp.
BANS	— Bond Anticipation Notes
CP	— Commercial Paper
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
GO	— General Obligation
GTY AGMT	— Guaranty Agreement
IBC	— Insured Bond Certificate
IDA	— Industrial Development Agency
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
NATL-RE	— National Reinsurance Corp.
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – 99.2%
Alabama – 2.9%
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Floaters Series 2015-XF0102 (JP Morgan Chase Bank N.A., LIQ)(a)
$6,370,000	0.110%	06/08/15	$ 6,370,000
Alabama Special Care Facilities Financing Authority VRDN RB for Birmingham Ascension Health Senior Credit Group Solar Eclipse Series 2007-0046 (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(b)
16,380,000	0.110	06/08/15	16,380,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 2014 C
50,000,000	0.100	06/01/15	50,000,000
Gadsden IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994
3,800,000	0.100	06/01/15	3,800,000
Huntsville Health Care Authority CP Series 2015
25,000,000	0.080	06/01/15	25,000,000
16,000,000	0.080	07/09/15	16,000,000
Mobile IDB PCRB for Alabama Power Co. Barry Plant Project RMKT Series 2007
11,500,000	0.140	06/08/15	11,500,000
Mobile IDB PCRB for Alabama Power Co. Barry Plant Project RMKT Series 2008
15,000,000	0.320	10/01/15	15,000,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998
37,290,000	0.130	06/08/15	37,290,000

			181,340,000

Alaska – 0.9%
Alaska Housing Finance Corp. Home Mortgage VRDN RB Refunding Series 2009 A RMKT (Bank of Tokyo-Mitsubishi UFJ, SPA)
10,000,000	0.100	06/08/15	10,000,000
Alaska Housing Finance Corp. VRDN RB for Governmental Purpose Series 2001 A RMKT
6,390,000	0.080	06/08/15	6,390,000
Borough of North Slope GO Series 2014 A
9,000,000	2.000	06/30/15	9,013,427
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Mobil Corp. Project Series 2001 (GTY AGMT - Exxon Mobil Corp.)
22,865,000	0.060	06/01/15	22,865,000
City of Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 A
7,530,000	0.060	06/01/15	7,530,000

			55,798,427

Arizona – 1.0%
Arizona Health Facilities Authority VRDN RB for Banner Health P-Floats Series 2011 PT-4695 (Bank of America N.A., LIQ)(a)
10,500,000	0.150	06/08/15	10,500,000
Arizona State Transportation Board Highway RB Series 2011 B
200,000	1.647	07/01/15	200,242
Arizona State Transportation Board Highway VRDN RB Putters Series 2008-3151 (JPMorgan Chase Bank N.A., LIQ)(a)
6,605,000	0.110	06/08/15	6,605,000
Arizona State Transportation Board Highway VRDN RB Putters Series 2009-3466 (JPMorgan Chase Bank N.A., LIQ)(a)
4,065,000	0.110	06/08/15	4,065,000
City of Phoenix Civic Improvement Corp. Water System VRDN RB Putters Series 2009-3458 (JPMorgan Chase Bank N.A., LIQ)(a)
7,140,000	0.110	06/08/15	7,140,000
City of Phoenix GO VRDN Floaters Series 2007-1882 (Wells Fargo Bank N.A., LIQ)
17,435,000	0.100	06/08/15	17,435,000
County of Maricopa IDA Senior Living Facilities VRDN RB Refunding for Christian Care Apartments, Inc. Project Series 2005 A (FNMA, LIQ)
10,170,000	0.100	06/08/15	10,170,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2009-9W (Barclays Bank PLC, LIQ)(a)
4,050,000	0.120	06/08/15	4,050,000
Salt River Project Agricultural Improvement & Power District Electric System VRDN RB Floaters Trust Series 2010-21W (Barclays Bank PLC, LIQ)(a)
5,000,000	0.120	06/08/15	5,000,000

			65,165,242

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – 12.5%
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area Series 2011CR-PT-4708 (Bank of America N.A., LIQ)(a)
$8,770,000	0.100%	06/08/15	$ 8,770,000
Bay Area Toll Authority California Toll Bridge VRDN RB for San Francisco Bay Area P-Floats Series 2015-MT-841 (Bank of America N.A., LIQ)(a)
760,000	0.120	06/08/15	760,000
California Educational Facilities Authority VRDN RB for Claremont McKenna College Putters Series 2009-3580 (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.110	06/08/15	2,700,000
California Educational Facilities Authority VRDN RB for Stanford University Floaters Series 2015-XM-0044 (Morgan Stanley Bank, LIQ)(a)
400,000	0.190	06/08/15	400,000
California Educational Facilities Authority VRDN RB for Stanford University ROCS RR-II R-14081 Series 2014 (Citibank N.A., LIQ)(a)
1,400,000	0.100	06/08/15	1,400,000
California Educational Facilities Authority VRDN RB for University of Southern California Floaters Series 2015-XF-0093 (JPMorgan Chase Bank N.A., LIQ)(a)
2,300,000	0.110	06/08/15	2,300,000
California Educational Facilities Authority VRDN RB for University of Southern California Putters Series 2009-3424 (JPMorgan Chase Bank N.A., LIQ)(a)
7,305,000	0.110	06/08/15	7,305,000
California Health Facilities Financing Authority CP for Kaiser Permanente Series 2015 E
18,500,000	0.140	07/07/15	18,500,000
California Health Facilities Financing Authority VRDN RB for Adventist Health System P-Floats Series 2011 PT-4699 (NATL-RE) (Bank of America N.A., SPA)(a)
18,605,000	0.270	06/08/15	18,605,000
California Health Facilities Financing Authority VRDN RB for Kaiser Permanente Floater Certificates Series 2011 E-21 (Royal Bank of Canada, LOC)(a)
12,600,000	0.100	06/08/15	12,600,000
California Health Facilities Financing Authority VRDN RB for Lucile Packard Children’s Hospital Floater Certificates Series 2012 O-48 (Royal Bank of Canada, LIQ)(a)
2,000,000	0.090	06/08/15	2,000,000
California Health Facilities Financing Authority VRDN RB for Providence Health Services P-Floats Series 2009 PT-4646 (Bank of America N.A., LIQ)(a)
2,900,000	0.110	06/08/15	2,900,000
California Health Facilities Financing Authority VRDN RB for Sutter Health Floater Series 2014 O-76 (Royal Bank of Canada, LIQ)(a)
835,000	0.090	06/08/15	835,000
California Health Facilities Financing Authority VRDN RB for Sutter Health ROCS RR-II R-11952 Series 2011 (Citibank N.A., LIQ)(a)
7,330,000	0.110	06/08/15	7,330,000
California Health Facilities Financing Authority VRDN RB Refunding for Stanford Hospital Floaters Series 2010-3193 (Deutsche Bank A.G., LIQ)(a)(c)
5,000,000	0.270	06/08/15	5,000,000
California State University VRDN RB Floater Trust Series 2008-K37W (AGM) (Citibank N.A., LIQ)
10,900,000	0.250	06/08/15	10,900,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2004 K
3,610,000	0.140	11/03/15	3,610,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2006 D
19,000,000	0.140	11/04/15	19,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2008 B (GTY AGMT - Kaiser Permanente)
47,500,000	0.140	06/03/15	47,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-1
$12,000,000	0.140%	07/01/15	$ 12,000,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-3
9,500,000	0.140	07/01/15	9,500,000
California Statewide Communities Development Authority CP for Kaiser Permanente Series 2009 B-4
10,000,000	0.140	08/04/15	10,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-11672 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
10,035,000	0.110	06/08/15	10,035,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente ROCS RR-II R-1563 Series 2008 (BHAC-CR) (Citibank N.A., LIQ)(a)
8,600,000	0.110	06/08/15	8,600,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (GTY AGMT - Kaiser Permanente)
400,000	0.080	06/08/15	400,000
City of Los Angeles GO TRANS Series 2014
24,735,000	1.500	06/25/15	24,757,193
County of Los Angeles GO TRANS Series 2014
51,400,000	1.500	06/30/15	51,455,749
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0004-1 Class A (Citibank N.A., LIQ)(a)
8,600,000	0.110	06/08/15	8,600,000
East Bay Municipal Utility District VRDN RB Water System Eagle Series 2013-0010 Class A (Citibank N.A., LIQ)(a)
4,700,000	0.110	06/08/15	4,700,000
East Bay Municipal Utility District VRDN RB Water System Refunding Series 2008 A-2 RMKT (U.S. Bank N.A., SPA)
7,670,000	0.090	06/08/15	7,670,000
Golden State Tobacco Securitization Corp. RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A
3,575,000	5.000	06/01/15	3,575,000
Golden State Tobacco Securitization Corp. RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A (AGM-CR AMBAC-TCRS-BNY)
1,995,000	5.000	06/01/15	1,995,000
Golden State Tobacco Securitization Corp. RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A (FGIC)
20,000,000	5.000	06/01/15	20,000,000
Golden State Tobacco Securitization Corp. RB for Enhanced Tobacco Settlement Asset-Backed Series 2005 A (FGIC-TCRS)
10,000,000	5.000	06/01/15	10,000,000
Irvine Ranch Water District GO VRDN Special Assessment District Nos.140-240-105-250 Series 1993 (U.S. Bank N.A., LOC)
2,700,000	0.060	06/01/15	2,700,000
Los Angeles Community Redevelopment Agency MF Hsg VRDN RB for Metropolitan Apartments Series 1985 RMKT (FNMA, LIQ)
10,135,000	0.080	06/08/15	10,135,000
Los Angeles County Metropolitan Transportation Authority RB Refunding for Proposition A First Tier-Senior Series 2013 A
75,000	5.000	07/01/15	75,295
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2010-80W (Barclays Bank PLC, LIQ)(a)
2,600,000	0.110	06/08/15	2,600,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Floater Trust Series 2013-26WX (Barclays Bank PLC, LIQ)(a)
1,000,000	0.110	06/08/15	1,000,000
Los Angeles Department of Airports VRDN RB for Los Angeles International Airport Putters Series 2010-3838 (JPMorgan Chase Bank N.A., LIQ)(a)
1,600,000	0.110	06/08/15	1,600,000
Los Angeles Department of Water & Power VRDN RB for Power System Floaters Series 2015-ZF0160 (JPMorgan Chase Bank N.A., LIQ)(a)
1,250,000	0.110	06/08/15	1,250,000
Los Angeles Department of Water & Power VRDN RB for Power System Putters Series 2009-3422 (JPMorgan Chase Bank N.A., LIQ)(a)
8,795,000	0.110	06/08/15	8,795,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
California – (continued)
Los Angeles Department of Water & Power VRDN RB for Power System Series 2001 Subseries B-1 (Royal Bank of Canada, SPA)
$1,400,000	0.080%	06/08/15	$ 1,400,000
Los Angeles Department of Water & Power VRDN RB for Power System Series 2002 Subseries A-2 RMKT (Citibank N.A., SPA)
15,000,000	0.090	06/08/15	15,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB ROCS RR-II R-12322 Series 2011 (AGM-CR AMBAC) (Citibank N.A., LIQ)(a)
2,000,000	0.100	06/01/15	2,000,000
Los Angeles Department of Water & Power Waterworks VRDN RB Series 2001 Subseries B-4 (Wells Fargo Bank N.A., SPA)
64,950,000	0.080	06/08/15	64,950,000
Orange County Sanitation District VRDN COPS Putters Series 2010-3773Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
5,350,000	0.130	06/08/15	5,350,000
Orange County Water District VRDN COPS Putters Series 2010-3686Z (JPMorgan Chase Bank N.A., LIQ)(a)
1,500,000	0.110	06/08/15	1,500,000
Riverside County Transportation Commission Sales Tax VRDN RB Putters Series 2013-4364 (JPMorgan Chase Bank N.A., LIQ)(a)
6,365,000	0.110	06/08/15	6,365,000
Riverside Unified School District GO VRDN Floaters Series 2009-3017 (AGC-ICC NATL-RE) (Morgan Stanley Bank, LIQ)(a)
2,100,000	0.250	06/08/15	2,100,000
San Diego Community College District GO VRDN Putters Series 2009-3415 (JPMorgan Chase Bank N.A., LIQ)(a)
5,470,000	0.120	06/08/15	5,470,000
State of California GO Refunding Series 2015
50,000,000	3.000	03/01/16	51,056,745
49,545,000	5.000	03/01/16	51,332,743
State of California RANS Series 2014
173,150,000	1.500	06/22/15	173,286,962
The Regents of the University of California VDN RB Putters Series 2015-4523Z(a)
7,030,000	0.110	06/08/15	7,030,000
The Regents of the University of California VRDN RB Municipal Floater Trust Series 2013-23U (Barclays Bank PLC, LIQ)(a)
4,000,000	0.110	06/08/15	4,000,000
The Regents of the University of California VRDN RB Refunding Series 2013 AL-2
7,400,000	0.080	06/08/15	7,400,000

			782,099,687

Colorado – 1.5%
City & County of Denver GO VRDN for Justice System Austin Trust Certificates Series 2008-1050 (Bank of America N.A., LIQ)(a)
7,500,000	0.150	06/08/15	7,500,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Refunding Series 2004 A (Bank of America N.A., SPA)
14,450,000	0.100	06/08/15	14,450,000
City of Colorado Springs Utilities System VRDN RB for Subordinate Lien Series 2000 A (Surety - MBIA) (Bayerische Landesbank Girozentrale, SPA)
59,000,000	0.160	06/08/15	59,000,000
Colorado Health Facilities Authority VRDN RB for Catholic Health Initiatives Floaters Series 2013-3364 (GTY AGMT - Morgan Stanley Bank) (Morgan Stanley Bank, LOC)(a)
5,625,000	0.240	06/08/15	5,625,000
Colorado Health Facilities Authority VRDN RB for Sisters of Leavenworth Health System Floater Certificates Series 2012-0-15 (Royal Bank of Canada, LIQ)(a)
7,000,000	0.090	06/08/15	7,000,000

			93,575,000

Connecticut – 2.6%
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2009 Subseries A-1 (JPMorgan Chase Bank N.A., SPA)
11,500,000	0.110	06/01/15	11,500,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Connecticut – (continued)
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2009 Subseries A-2 RMKT (JPMorgan Chase Bank N.A., SPA)
$1,400,000	0.110%	06/01/15	$ 1,400,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2013 Subseries B-6 (Bank of Tokyo-Mitsubishi UFJ, SPA)
6,850,000	0.100	06/08/15	6,850,000
Connecticut Housing Finance Authority VRDN RB Housing Mortgage Finance Program Series 2014 Subseries C-2 (Bank of Tokyo-Mitsubishi UFJ, SPA)
5,500,000	0.090	06/08/15	5,500,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Eagle 7 Series 2005-3031 Class A (Citibank N.A., LIQ)
34,000,000	0.100	06/08/15	34,000,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2861 (JPMorgan Chase Bank N.A., LIQ)(a)
16,820,000	0.100	06/01/15	16,820,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-2862 (JPMorgan Chase Bank N.A., LIQ)(a)
21,405,000	0.100	06/01/15	21,405,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Putters Series 2008-3185Z (JPMorgan Chase Bank N.A., LIQ)(a)
11,995,000	0.110	06/08/15	11,995,000
Connecticut State Health & Educational Facilities Authority VRDN RB for Yale University Series 1999 U-1
5,200,000	0.090	06/08/15	5,200,000
State of Connecticut GO for Economic Recovery Series 2009 A
1,815,000	5.000	01/01/16	1,865,609
State of Connecticut GO Refunding Series 2012 C
1,000,000	4.000	06/01/15	1,000,000
State of Connecticut GO VRDN for Economic Recovery SIFMA Index Series 2011 A
14,350,000	0.750	05/15/16	14,414,294
State of Connecticut GO VRDN for Economic Recovery SIFMA Index Series 2012 A
5,000,000	0.630	04/15/16	5,016,542
State of Connecticut GO VRDN for Economic Recovery SIFMA Index Series 2013 A
2,500,000	0.330	03/01/16	2,502,798
State of Connecticut GO VRDN for GAAP Conversion Putters Series 2014-4486 (JPMorgan Chase Bank N.A., LIQ)(a)
4,420,000	0.100	06/01/15	4,420,000
State of Connecticut GO VRDN Refunding Economic Recovery SIFMA Index Series 2014 A
4,500,000	0.140	01/01/16	4,500,000
State of Connecticut GO VRDN SIFMA Index Series 2012 D
400,000	0.390	09/15/15	400,077
Town of Greenwich GO BANS Series 2015
12,000,000	1.250	01/21/16	12,082,457

			160,871,777

Delaware – 0.6%
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 A
12,610,000	0.100	06/01/15	12,610,000
Delaware State Health Facilities Authority VRDN RB for Christiana Care Health Services, Inc. Series 2008 B
16,475,000	0.100	06/08/15	16,475,000
University of Delaware VRDN RB Putters Series 2013-4359 (JPMorgan Chase Bank N.A., LIQ)(a)
9,170,000	0.110	06/08/15	9,170,000

			38,255,000

District of Columbia – 1.5%
District of Columbia GO Refunding Series 2014 D
9,870,000	1.000	06/01/15	9,870,000
District of Columbia GO TRANS Series 2014
25,000,000	1.500	09/30/15	25,113,342

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
District of Columbia – (continued)
District of Columbia Income Tax Secured RB Refunding Series 2009 C
$1,000,000	5.000%	12/01/15	$ 1,024,019
District of Columbia Income Tax Secured RB Series 2009 D
550,000	5.000	12/01/15	562,850
District of Columbia Income Tax Secured VRDN RB Municipal Floater Trust Series 2013-15U (Barclays Bank PLC, LIQ)(a)
4,110,000	0.120	06/08/15	4,110,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3354 (JPMorgan Chase Bank N.A., LIQ)(a)
7,080,000	0.110	06/08/15	7,080,000
District of Columbia Income Tax Secured VRDN RB Putters Series 2009-3369 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.110	06/08/15	4,500,000
District of Columbia Income Tax Secured VRDN RB Refunding Series 2011 E
1,520,000	0.700	12/01/15	1,520,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0011 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
5,750,000	0.120	06/08/15	5,750,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2013-0012 Class A (AGM-CR FGIC) (Citibank N.A., LIQ)(a)
4,050,000	0.120	06/08/15	4,050,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Eagle Series 2014-0040 Class A (AGM) (Citibank N.A., LIQ)(a)
6,200,000	0.110	06/08/15	6,200,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Floaters Series 2015-XM-0001 (JPMorgan Chase Bank N.A., LIQ)(a)
13,025,000	0.110	06/08/15	13,025,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Putters Series 2009-3317 (JPMorgan Chase Bank N.A., LIQ)(a)
8,330,000	0.110	06/08/15	8,330,000
District of Columbia Water & Sewer Authority Public Utility Systems VRDN RB Subordinate Lien Series 2014 Subseries B-2 (TD Bank N.A., SPA)
5,000,000	0.070	06/08/15	5,000,000

			96,135,211

Florida – 2.6%
City of Gainesville Utilities System VRDN RB Series 2012 B RMKT (Sumitomo Mitsui Banking Corp., LOC)
24,470,000	0.090	06/08/15	24,470,000
City of Lakeland Energy System RB Refunding Series 2010 (AGM)
7,910,000	5.000	10/01/15	8,036,642
Florida Water Pollution Control Financing Corp. RB for Water Pollution Control Series 2010 A
1,000,000	5.000	07/15/15	1,005,875
Jacksonville Electric Authority CP 2000 A
7,500,000	0.100	06/17/15	7,500,000
Jacksonville Electric Authority RB for Electric System Series 2014 3-A
100,000	3.000	10/01/15	100,919
Jacksonville Electric Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1 (State Street Bank & Trust Co., SPA)
1,515,000	0.110	06/08/15	1,515,000
Pinellas County Health Facilities Authority VRDN RB for BayCare Health System Series 2009 A2 (Northern Trust Co., LOC)
13,750,000	0.090	06/08/15	13,750,000
Pinellas County Health Facilities Authority VRDN RB for Health System-Baycare Health Series 2009-A1 (U.S. Bank N.A. LOC)
21,450,000	0.080	06/01/15	21,450,000
State of Florida Board of Education GO for Public Education Capital Outlay Series 2005 E
7,635,000	4.500	06/01/15	7,711,350
State of Florida Board of Education GO Refunding for Public Education Capital Outlay Series 2005 C
10,775,000	5.000	06/01/15	10,882,750
State of Florida Board of Education GO VRDN for Public Education Capital Outlay Putters Series 2008-2850 (State GTD) (JPMorgan Chase Bank N.A., LIQ)(a)
7,425,000	0.110	06/08/15	7,425,000
State of Florida GO Refunding for Department of Transportation Series 2009 B
5,585,000	5.000	07/01/15	5,607,421

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Florida – (continued)
State of Florida RB for Department of Transportation Series 2011 A
$2,500,000	5.000%	07/01/15	$ 2,510,007
State of Florida VRDN RB Refunding for Department of Transportation Putters Series 2008-2514 (JPMorgan Chase Bank N.A., LIQ)(a)
27,105,000	0.130	06/08/15	27,105,000
State of Florida VRDN RB Refunding for Department of Transportation Putters Series 2008-2539 (JPMorgan Chase Bank N.A., LIQ)(a)
21,330,000	0.130	06/08/15	21,330,000

			160,399,964

Georgia – 1.7%
Gwinnett County School District GO VRDN Austin Trust Certificates Series 2008-1112 (Bank of America N.A., LIQ)(a)
3,375,000	0.150	06/08/15	3,375,000
Gwinnett County School District GO VRDN Floaters Trust Series 2008-XF-0089 (JPMorgan Chase Bank N.A., LIQ)(a)
9,935,000	0.110	06/08/15	9,935,000
Main Street Natural Gas, Inc. Gas Project VRDN RB Series 2010 A-1 RMKT (Royal Bank of Canada, SPA)
20,000,000	0.160	06/01/15	20,000,000
Main Street Natural Gas, Inc. Gas Project VRDN RB Series 2010 A-2 RMKT (Royal Bank of Canada, SPA)
20,000,000	0.160	08/03/15	20,000,000
Metropolitan Atlanta Rapid Transit Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-3046X (AGM) (Bank of America N.A., LIQ)(a)
6,665,000	0.150	06/08/15	6,665,000
Municipal Electric Authority of Georgia VRDN RB Series 1985 Sub Gen-C RMKT (Bayerische Landesbank Girozentrale, LOC)
38,360,000	0.130	06/08/15	38,360,000
Private Colleges & Universities Authority VRDN RB for Emory University Putters Series 2009-3423 (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.110	06/08/15	4,795,000

			103,130,000

Hawaii – 0.2%
City & County of Honolulu Wastewater System RB Second Bond Resolution Junior Series 2009 A
2,175,000	5.000	07/01/15	2,183,611
State of Hawaii GO VRDN P-Floats Series 2011 PT-4718 (Bank of America N.A., LIQ)(a)
3,000,000	0.150	06/08/15	3,000,000
State of Hawaii GO VRDN P-Floats Series 2013 PT-4739 (Bank of America N.A., LIQ)(a)
6,000,000	0.130	06/08/15	6,000,000

			11,183,611

Illinois – 3.1%
Illinois Development Finance Authority VRDN RB for Evanston Northwestern Healthcare Corp. Series 2001-B Convertible (JPMorgan Chase Bank N.A., SPA)
11,375,000	0.090	06/01/15	11,375,000
Illinois Educational Facilities Authority VRDN RB for University of Chicago Series 2003 B
7,754,000	0.130	06/08/15	7,754,000
Illinois Finance Authority VRDN RB for Advocate Health Care Network Series 2008 C-2A (Wells Fargo Bank N.A., SPA)
29,230,000	0.090	06/08/15	29,230,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Floaters Trust Series 2011-16B (Barclays Bank PLC, LIQ)(a)
3,950,000	0.120	06/08/15	3,950,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2009 A-1 (Northern Trust Co., SPA)
39,285,000	0.090	06/01/15	39,285,000
Illinois Finance Authority VRDN RB for Northwestern University Putters Series 2009-3302 (JPMorgan Chase Bank N.A., LIQ)(a)
6,400,000	0.100	06/01/15	6,400,000
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Floaters Series 2011-XF-0108 (JPMorgan Chase Bank N.A., LIQ)(a)
30,825,000	0.130	06/08/15	30,825,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Illinois – (continued)
Illinois Finance Authority VRDN RB for University of Chicago Medical Center Series 2009 Subseries E-1 RMKT (Wells Fargo Bank N.A., LOC)
$2,000,000	0.080%	06/01/15	$ 2,000,000
Illinois Finance Authority VRDN RB for University of Chicago ROCS RR-II-R-14078 Series 2014 (Citibank N.A., LIQ)(a)
4,500,000	0.110	06/08/15	4,500,000
Regional Transportation Authority RB Refunding Series 1999 (AGM)
1,820,000	5.750	06/01/15	1,820,000
University of Illinois Board of Trustees VRDN COPS for Utility Infrastructure Projects Series 2004 (Bank of NY Mellon, SPA)
46,400,000	0.100	06/08/15	46,400,000
University of Illinois Board of Trustees VRDN COPS ROCS RR-II R-11480 Series 2008 (AGM) (Citibank N.A., LIQ)(a)
7,495,000	0.220	06/08/15	7,495,000

			191,034,000

Indiana – 1.5%
Indiana Finance Authority Hospital VRDN RB for Indiana University Health Floater Certificates Series 2011 E-23 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
11,000,000	0.100	06/08/15	11,000,000
Indiana Finance Authority Hospital VRDN RB Refunding for Indiana University Health Floater Certificates Series 2015 O-89 (Royal Bank of Canada, LIQ)(a)
6,000,000	0.120	06/08/15	6,000,000
Indiana Finance Authority VRDN RB for Ascension Health Senior Credit Group Series 2008 E-5 Convertible
24,600,000	0.100	06/08/15	24,600,000
Indiana Finance Authority VRDN RB Refunding for Trinity Health Corp. Floaters Series 2015-XF-0106 (JPMorgan Chase Bank N.A., LIQ)(a)
17,180,000	0.130	06/08/15	17,180,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Senior Credit Group Floaters Trust Series 2015-XF-0090 (JPMorgan Chase Bank N.A., LIQ)(a)
3,950,000	0.110	06/08/15	3,950,000
Indiana Health Facility Financing Authority VRDN RB for Ascension Health Subordinate Credit Group Series 2005 A-2 RMKT
17,180,000	0.100	06/08/15	17,180,000
Indiana Health Facility Financing Authority VRDN RB Refunding for Sisters of St. Francis Health Services, Inc. Obligated Group Putters Series 2010-3639Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
4,925,000	0.130	06/08/15	4,925,000
University of Purdue VRDN RB for Student Facilities System Series 2004 A
10,175,000	0.090	06/08/15	10,175,000

			95,010,000

Kansas – 2.3%
City of Lawrence GO Temporary Notes Series 2014-II
5,560,000	2.000	10/01/15	5,594,042
City of Lawrence GO Temporary Notes Series 2014-III
13,470,000	2.000	10/01/15	13,552,034
City of Olathe GO Temporary Notes Series 2014 B
30,670,000	2.000	07/01/15	30,715,813
City of Topeka GO Temporary Notes Refunding Series 2014 A
33,390,000	1.000	10/01/15	33,481,354
State of Kansas Department of Transportation VRDN RB Highway Series 2004 C-1 (Wells Fargo Bank N.A., SPA)
29,310,000	0.100	06/08/15	29,310,000
State of Kansas Department of Transportation VRDN RB Highway Series 2004 C-3 (Wells Fargo Bank N.A., SPA)
30,000,000	0.100	06/08/15	30,000,000
State of Kansas Department of Transportation VRDN RB Highway Series 2012 A-3
3,225,000	0.400	09/01/15	3,226,386

			145,879,629

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Louisiana – 3.1%
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2010 A
$58,420,000	0.060%	06/01/15	$ 58,420,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2010 B
55,720,000	0.060	06/01/15	55,720,000
East Baton Rouge Parish IDB, Inc. VRDN RB for ExxonMobil Project Gulf Opportunity Zone Series 2011
16,018,000	0.060	06/01/15	16,018,000
East Baton Rouge Parish VRDN PCRB Refunding for ExxonMobil Project Series 1993
7,750,000	0.060	06/01/15	7,750,000
State of Louisiana Gasoline & Fuels Tax RB Series 2006 A (BHAC-CR FSA)
15,000,000	4.750	05/01/16	15,609,554
State of Louisiana Gasoline & Fuels Tax VRDN RB Refunding Series 2014-49 A(Citibank N.A., LIQ)(a)
25,000,000	0.110	06/08/15	25,000,000
State of Louisiana GO Refunding Series 2005 A (NATL-RE)
3,245,000	5.000	08/01/15	3,271,209
State of Louisiana GO Refunding Series 2013 C
2,800,000	5.000	07/15/15	2,816,479
State of Louisiana GO Refunding Series 2014 D-1
4,830,000	5.000	12/01/15	4,946,298
State of Louisiana GO Refunding Series 2014 D-2
1,205,000	5.000	12/01/15	1,234,014

			190,785,554

Maine – 0.1%
Maine Health & Higher Educational Facilities Authority VRDN RB for Bowdoin College Putters Series 2009-3461 (JPMorgan Chase Bank N.A., LIQ)(a)
6,955,000	0.110	06/08/15	6,955,000

Maryland – 1.1%
County of Carroll GO Refunding Series 2014
3,010,000	2.000	11/01/15	3,032,792
County of Montgomery GO Series 2011 A
5,050,000	5.000	07/01/15	5,070,123
County of Montgomery GO Series 2014 A
12,500,000	5.000	11/01/15	12,753,089
Maryland Industrial Development Financing Authority Port Facilities VRDN RB Refunding for Occidental Petroleum Corp. Series 2010
23,860,000	0.100	06/08/15	23,860,000
Maryland State Health & Higher Educational Facilities Authority VRDN RB for Johns Hopkins Health System Floater Certificates Series 2013 O-66 (Royal Bank of Canada, LIQ)(a)
5,650,000	0.090	06/08/15	5,650,000
Maryland State Transportation Authority VRDN RB Austin Trust Certificates Series 2008-3017X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.150	06/08/15	5,000,000
State of Maryland Department of Transportation RB Refunding Series 2011
3,000,000	5.000	05/01/16	3,129,609
State of Maryland GO for State and Local Facilities Loan First Series 2009 C
1,000,000	5.000	03/01/16	1,036,176
State of Maryland GO Refunding for State and Local Facilities Loan Second Series 2011 E
11,000,000	5.000	08/01/15	11,090,030

			70,621,819

Massachusetts – 3.8%
Commonwealth of Massachusetts (The) GO Consolidated Loan Series 2010 C
3,775,000	5.000	12/01/15	3,865,927
Commonwealth of Massachusetts (The) GO RANS Series 2014 C
50,000,000	1.500	06/25/15	50,045,166
Commonwealth of Massachusetts (The) GO VRDN Austin Trust Certificates Series 2008-1203 (Bank of America N.A., LIQ)(a)
9,500,000	0.150	06/08/15	9,500,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Massachusetts – (continued)
Commonwealth of Massachusetts (The) GO VRDN Consolidated Loan Series 2012 A
$3,000,000	0.550%	09/01/15	$ 3,001,699
Commonwealth of Massachusetts (The) GO VRDN Refunding SIFMA Index Series 2013 A
5,000,000	0.390	02/01/16	5,002,434
Massachusetts Bay Transportation Authority Sales Tax VRDN RB Austin Trust Certificates Series 2008-1111 (Bank of America N.A., LIQ)
5,000,000	0.150	06/08/15	5,000,000
Massachusetts Development Finance Agency VRDN RB for Harvard University Putters Series 2010-3840 (JPMorgan Chase Bank N.A., LOC)(a)
4,000,000	0.110	06/08/15	4,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Putters Series 2008-3104 (JPMorgan Chase Bank N.A., LIQ)(a)
3,040,000	0.110	06/08/15	3,040,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University ROCS RR-II R-11514 Series 2008 (Citibank N.A., LIQ)
5,390,000	0.100	06/08/15	5,390,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Harvard University Series 2000 Y
4,800,000	0.090	06/08/15	4,800,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-1 RMKT (U.S. Bank N.A., SPA)
40,000,000	0.070	06/01/15	40,000,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Museum of Fine Arts Series 2007 A-2 RMKT (Bank of America N.A., SPA)
18,350,000	0.120	06/01/15	18,350,000
Massachusetts Water Resources Authority CP Series 2015 (Bayerische Landesbank Girozentrale, LOC)
43,000,000	0.310	06/04/15	43,000,000
4,000,000	0.290	06/30/15	4,000,000
University of Massachusetts Building Authority Project VRDN RB Senior Series 2008-1 (JPMorgan Chase Bank N.A., SPA)
36,100,000	0.120	06/08/15	36,100,000

			235,095,226

Michigan – 0.8%
Kent Hospital Finance Authority VRDN RB Refunding for Spectrum Health Series 2008 B-3 (Wells Fargo Bank N.A., SPA)
11,690,000	0.090	06/08/15	11,690,000
Michigan Finance Authority VRDN RB Refunding for Trinity Health Credit Group Floater Certificates Series 2012-0-32 (Royal Bank of Canada, LIQ)(a)
6,870,000	0.090	06/08/15	6,870,000
Michigan State Hospital Finance Authority VRDN RB for McLaren Health Care Floaters Trust Series 2015-XF-0044 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.180	06/08/15	6,660,000
Michigan State University VRDN RB Series 2005 (Royal Bank of Canada, SPA)
3,700,000	0.090	06/08/15	3,700,000
Regents of the University of Michigan CP Series 2015 J-1
21,465,000	0.050	06/03/15	21,465,000

			50,385,000

Minnesota – 0.7%
City of Minneapolis VRDN RB for University Gateway Project Series 2009 (Wells Fargo Bank N.A., SPA)
3,000,000	0.100	06/08/15	3,000,000
City of Rochester GO VRDN Wastewater Series 2007 B (Wells Fargo Bank N.A., SPA)
8,700,000	0.090	06/08/15	8,700,000
County of Hennepin GO Refunding Series 2014 B
6,700,000	5.000	12/01/15	6,862,237
Minnesota Higher Education Facilities Authority VRDN RB for Carleton College Five Series 2000 G (JPMorgan Chase Bank N.A., SPA)
12,100,000	0.140	06/08/15	12,100,000
Minnesota Higher Education Facilities Authority VRDN RB for Carleton College Six Series 2005 D (JPMorgan Chase Bank N.A., SPA)
5,245,000	0.140	06/08/15	5,245,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Minnesota – (continued)
Rochester Health Care Facilities VRDN RB for Mayo Clinic Series 2002 A RMKT (Bank of America N.A., SPA)
$1,900,000	0.070%	06/08/15	$ 1,900,000
State of Minnesota GO Unrefunded Series 2011 A
7,560,000	5.000	10/01/15	7,682,093

			45,489,330

Mississippi – 3.7%
Jackson County Port Facilities VRDN RB Refunding for Chevron USA, Inc. Series 1993
11,565,000	0.060	06/01/15	11,565,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 A (GTY AGMT - Chevron Corp.)
64,450,000	0.070	06/01/15	64,450,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 B (GTY AGMT - Chevron Corp.)
27,475,000	0.130	06/01/15	27,475,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2007 E (GTY AGMT - Chevron Corp.)
4,150,000	0.060	06/01/15	4,150,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 E (GTY AGMT - Chevron Corp.)
9,750,000	0.060	06/01/15	9,750,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2009 F (GTY AGMT - Chevron Corp.)
13,715,000	0.060	06/01/15	13,715,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 A (GTY AGMT - Chevron Corp.)
26,400,000	0.110	06/08/15	26,400,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 B (GTY AGMT - Chevron Corp.)
1,000,000	0.170	06/08/15	1,000,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 G (GTY AGMT - Chevron Corp.)
1,100,000	0.060	06/01/15	1,100,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 J (GTY AGMT - Chevron Corp.)
14,250,000	0.070	06/01/15	14,250,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 K (GTY AGMT - Chevron Corp.)
13,990,000	0.130	06/01/15	13,990,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2010 L (GTY AGMT - Chevron Corp.)
34,070,000	0.060	06/01/15	34,070,000
Mississippi Business Finance Commission Gulf Opportunity Zone VRDN RB for Chevron USA, Inc. Project Series 2011 B (GTY AGMT - Chevron Corp.)
6,600,000	0.130	06/01/15	6,600,000

			228,515,000

Missouri – 0.8%
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Floaters Trust Series 2014-0-78 (Royal Bank of Canada, LIQ)(a)
6,665,000	0.090	06/08/15	6,665,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 B (BJC Health System, LIQ)
19,900,000	0.080	06/08/15	19,900,000
Missouri Health & Educational Facilities Authority VRDN RB for BJC Health System Series 2008 C (BJC Health System, LIQ)
13,935,000	0.080	06/08/15	13,935,000
Missouri Health & Educational Facilities Authority VRDN RB for Washington University Putters Series 2009-3546 (JPMorgan Chase Bank N.A., LIQ)(a)
11,395,000	0.110	06/08/15	11,395,000

			51,895,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Multi-State – 1.3%
Federal Home Loan Mortgage Corporation VRDN RB for MultiFamily Variable Rate Certificates Series 2013-M027 Class A (FHLMC, LIQ)
$15,905,000	0.110%	06/08/15	$ 15,905,000
Federal Home Loan Mortgage Corporation VRDN RB for MultiFamily Variable Rate Certificates Series 2014-M031 Class A (FHLMC, LIQ)
22,980,000	0.110	06/08/15	22,980,000
Nuveen AMT-Free Municipal Income Fund VRDP Series 2013-1-2190 (Deutsche Bank A.G., LIQ)(a)
43,800,000	0.220	06/08/15	43,800,000

			82,685,000

Nebraska – 0.4%
City of Lincoln Electric System VRDN RB Floaters Series 2008-2900 (Credit Suisse, LIQ)
21,870,000	0.120	06/08/15	21,870,000
Omaha Public Power District VRDN RB Floaters Series 2006-1289 (FGIC) (Credit Suisse, LIQ)
3,570,000	0.100	06/08/15	3,570,000

			25,440,000

Nevada – 1.1%
Clark County GO VRDN Floaters Series 2011-3263 (NATL-RE FGIC) (Deutsche Bank A.G., LIQ)(a)(c)
7,615,000	0.370	06/08/15	7,615,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3366Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,000,000	0.110	06/08/15	6,000,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3488Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,305,000	0.110	06/08/15	6,305,000
Clark County Water Reclamation District GO VRDN Putters Series 2009-3489Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,000,000	0.110	06/08/15	7,000,000
Las Vegas Valley Water District CP Series 2004 B
16,000,000	0.070	08/03/15	16,000,000
Las Vegas Valley Water District GO VRDN Floaters Series 2015-ZF-0155 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.110	06/08/15	5,000,000
Las Vegas Valley Water District GO VRDN Putters Series 2011-3987Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,185,000	0.140	06/08/15	7,185,000
State of Nevada GO Refunding Water Pollution Control Series 2013 B
3,400,000	2.000	08/01/15	3,410,490
State of Nevada GO VRDN Putters Series 2009-3421 (JPMorgan Chase Bank N.A., LIQ)(a)
8,450,000	0.110	06/08/15	8,450,000

			66,965,490

New Hampshire – 0.4%
New Hampshire Health & Education Facilities Authority VRDN RB for Dartmouth College Series 2003 (U.S. Bank N.A., SPA)
23,315,000	0.090	06/01/15	23,315,000
State of New Hampshire GO for Capital Improvements Series 2009 B
1,700,000	5.000	03/01/16	1,761,085

			25,076,085

New Jersey – 0.5%
New Jersey Turnpike Authority VRDN RB SPEARS Series 2013-DBE-1154 (GTY AGMT - Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
22,235,000	0.260	06/08/15	22,235,000
Rutgers The State University of New Jersey CP Series 2015 A (Wells Fargo Bank N.A., LIQ)
7,700,000	0.080	09/09/15	7,700,000

			29,935,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New Mexico – 1.1%
City of Albuquerque GO Series 2013 A
$4,035,000	4.000%	07/01/15	$ 4,047,676
New Mexico Finance Authority State Transportation RB Senior Lien Series 2004 A (NATL-RE)
4,300,000	5.250	06/15/15	4,308,400
Regents of the University of New Mexico (The) VRDN RB Refunding Subordinate Lien System Series 2003 B (U.S. Bank N.A., SPA)
19,600,000	0.090	06/08/15	19,600,000
Regents of the University of New Mexico (The) VRDN RB Subordinate Lien System Improvement Series 2001 (U.S. Bank N.A., SPA)
33,190,000	0.090	06/08/15	33,190,000
State of New Mexico Capital Projects GO Series 2015
5,300,000	5.000	03/01/16	5,489,932
State of New Mexico Severance Tax RB Series 2010 A
3,525,000	5.000	07/01/15	3,539,041

			70,175,049

New York – 17.8%
City of Binghamton GO BANS Series 2015
21,396,162	1.250	01/29/16	21,523,268
City of Binghamton GO BANS Series 2015 B
17,588,150	1.250	04/22/16	17,731,729
City of New York GO Series 1993 Subseries A-6 (Helaba, LOC)
15,000,000	0.130	06/08/15	15,000,000
City of New York GO Series 2013 F
2,500,000	5.000	08/01/15	2,520,265
City of New York GO VRDN Series 2008 Subseries L-4 (U.S. Bank N.A., LOC)
17,645,000	0.080	06/01/15	17,645,000
County of Nassau GO RANS Series 2015 A(c)
17,800,000	2.000	03/15/16	17,994,910
County of Nassau GO TANS Series 2014 A
9,600,000	2.000	09/15/15	9,646,070
County of Nassau IDA Civic Facility Refunding & Improvement VRDN RB Refunding for Cold Spring Harbor Laboratory Project Series 1999 RMKT (TD Bank N.A., SPA)
21,650,000	0.090	06/01/15	21,650,000
Erie County Fiscal Stability Authority BANS RN Series 2014 A
18,250,000	1.250	07/31/15	18,282,781
Metropolitan Transportation Authority VRDN RB Eagle Series 2014-0042 Class A (BHAC-CR FSA-CR AMBAC) (Citibank N.A., LIQ)(a)
7,425,000	0.110	06/08/15	7,425,000
Metropolitan Transportation Authority VRDN RB for Dedicated Tax Putters Series 2014-4437Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,165,000	0.110	06/08/15	3,165,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-1 (Bank of NY Mellon, SPA)
2,385,000	0.100	06/08/15	2,385,000
Nassau County Interim Finance Authority VRDN RB Series 2008 D-2 (JPMorgan Chase Bank N.A., SPA)
26,815,000	0.100	06/08/15	26,815,000
New York City GO Series 2010 E
3,000,000	5.000	08/01/15	3,024,577
New York City GO VRDN Austin Trust Certificates Series 2008-1131 (AGM) (Bank of America N.A., LIQ)(a)
700,000	0.150	06/08/15	700,000
New York City GO VRDN Putters Series 2014-4444Z (JPMorgan Chase Bank N.A., LIQ)(a)
2,700,000	0.110	06/08/15	2,700,000
New York City GO VRDN Series 1993 Subseries A-4 (Bayerische Landesbank Girozentrale, LOC)
22,650,000	0.100	06/01/15	22,650,000
New York City GO VRDN Series 1993 Subseries A-6 (Helaba, LOC)
100,000	0.130	06/08/15	100,000
New York City GO VRDN Series 2002 Subseries C-2 (Bayerische Landesbank Girozentrale, LOC)
18,600,000	0.090	06/08/15	18,600,000
New York City GO VRDN Series 2003 Subseries A-3 (Morgan Stanley Bank, LOC)
20,600,000	0.130	06/08/15	20,600,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City GO VRDN Series 2005 Subseries F-3 (Sumitomo Mitsui Banking Corp., LOC)
$11,600,000	0.100%	06/08/15	$ 11,600,000
New York City GO VRDN Series 2006-I Subseries I-3 (Bank of America N.A., LOC)
11,600,000	0.080	06/01/15	11,600,000
New York City GO VRDN Series 2008 Subseries J-6 (Landesbank Hessen-Thueringen Girozentrale, LOC)
31,880,000	0.090	06/01/15	31,880,000
New York City Housing Development Corp. MF Hsg. VRDN RB for Bruckner by the Bridge Series 2008 A (FHLMC, LIQ)
14,900,000	0.080	06/08/15	14,900,000
New York City Housing Development Corp. MF Hsg. VRDN RB for W 26th Street Development Series 2011 B RMKT (FHLMC, LIQ)
4,200,000	0.110	06/08/15	4,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Austin Trust Certificates Series 2008-1192 (Bank of America N.A., LIQ)(a)
6,000,000	0.150	06/08/15	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Series 2011-3274X (Credit Suisse, LIQ)(a)
8,665,000	0.100	06/08/15	8,665,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Series 2013-16U (Barclays Bank PLC, LIQ)(a)
2,000,000	0.110	06/08/15	2,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Floater Trust Series 2013-3WX (Barclays Bank PLC, LIQ)(a)
7,400,000	0.110	06/08/15	7,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Putters Series 2008-3231Z (JP Morgan Chase & Co. SPA)(a)
6,000,000	0.100	06/01/15	6,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2011 Subseries FF-2 (Landesbank Hessen-Thueringen Girozentrale, SPA)
22,400,000	0.100	06/01/15	22,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2013 Subseries AA-1 (JPMorgan Chase Bank N.A., SPA)
36,200,000	0.090	06/01/15	36,200,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries BB-2 (Mizuho Bank, Ltd., SPA)
9,000,000	0.080	06/01/15	9,000,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution Series 2014 Subseries BB-4 (Wells Fargo Bank, SPA)
3,400,000	0.060	06/01/15	3,400,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Second General Resolution SPEARS Series 2013-DB-1198 (Deutsche Bank A.G., LIQ)(a)
16,940,000	0.250	06/08/15	16,940,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 B Subseries B-4 (Royal Bank of Canada, SPA)
3,805,000	0.090	06/08/15	3,805,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2008 Subseries B-1A RMKT (Sumitomo Mitsui Banking, SPA)
3,100,000	0.100	06/08/15	3,100,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2011 Subseries A-2 (Mizuho Corporate Bank, SPA)
34,300,000	0.060	06/01/15	34,300,000
New York City Municipal Water Finance Authority Water & Sewer System VRDN RB Series 2012 Subseries B-2 (California Public Employees Retirement System, SPA)
2,100,000	0.080	06/01/15	2,100,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York City Transitional Finance Authority Future Tax Secured RB Series 2012 E
$3,310,000	5.000%	11/01/15	$ 3,377,248
New York City Transitional Finance Authority Future Tax Secured RB Series 2014 Subseries D-1
6,200,000	2.000	02/01/16	6,274,631
New York City Transitional Finance Authority Future Tax Secured VRDN RB Series 2013 Subseries A-4 (Wells Fargo Bank N.A., SPA)
8,200,000	0.070	06/01/15	8,200,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Austin Trust Certificates Series 2008-1190 (Bank of America N.A., LIQ)
8,780,000	0.150	06/08/15	8,780,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Floaters Series 2015-XM-0045 (Morgan Stanley Bank, LIQ)(a)
6,800,000	0.110	06/08/15	6,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Putters Series 2015-4502Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,125,000	0.110	06/08/15	3,125,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Refunding Series 2002-A-3B Convertible (Bank of Tokyo-Mitsubishi UFJ, LOC)
5,800,000	0.090	06/08/15	5,800,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 1998 A-1 (JPMorgan Chase Bank N.A., SPA)
90,000	0.080	06/08/15	90,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2001 C RMKT (PNC Bank N.A., SPA)
1,500,000	0.080	06/01/15	1,500,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2012 Subseries A-6 (California State Teachers Retirement, SPA)
2,000,000	0.080	06/01/15	2,000,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured Series 2014 Subseries A-3 (Mizuho Bank, Ltd., SPA)
31,400,000	0.080	06/01/15	31,400,000
New York City Transitional Finance Authority VRDN RB for Future Tax Secured STICS Series 2014 O-84 (Royal Bank of Canada, LIQ)(a)
6,300,000	0.090	06/08/15	6,300,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-1 Subseries 1-D (Landesbank Hessen-Thueringen Girozentrale, SPA)
15,180,000	0.090	06/01/15	15,180,000
New York City Transitional Finance Authority VRDN RB for NYC Recovery Series 2002-3 Subseries 3-E (Landesbank Baden-Wurttemberg, SPA)
40,945,000	0.100	06/01/15	40,945,000
New York City Trust for Cultural Resources VRDN RB Refunding for American Museum of Natural History Series 2008 A2 (JPMorgan Chase Bank N.A., SPA)
17,600,000	0.090	06/01/15	17,600,000
New York City Trust for Cultural Resources VRDN RB Refunding for Museum of Modern Art Austin Trust Certificates Series 2008-3316 (Bank of America N.A., LIQ)(a)
5,995,000	0.150	06/08/15	5,995,000
New York City Trust for Cultural Resources VRDN RB Refunding for The New York Botanical Garden Series 2009 A (JPMorgan Chase Bank N.A., LOC)
8,300,000	0.100	06/08/15	8,300,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Cancer Center Floaters Trust Series 2008-XF-0094 (JPMorgan Chase Bank N.A., LIQ)(a)
7,155,000	0.110	06/08/15	7,155,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Memorial Sloan-Kettering Cancer Center Putters Series 2008-3171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,680,000	0.110	06/08/15	2,680,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for New York University Putters Series 2008-3233Z (JPMorgan Chase Bank N.A., LIQ)(a)
8,770,000	0.110	06/08/15	8,770,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Dormitory Authority Non-State Supported Debt VRDN RB for University of Rochester Series 2006 A-1 RMKT (Wells Fargo Bank N.A., LOC)
$800,000	0.090%	06/08/15	$ 800,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2007-1861 (Wells Fargo Bank N.A., LIQ)
1,600,000	0.100	06/08/15	1,600,000
New York State Dormitory Authority Non-State Supported Debt VRDN RB for Vassar College Floaters Series 2008-XF-0007 (JPMorgan Chase Bank N.A., LIQ)(a)
6,430,000	0.110	06/08/15	6,430,000
New York State Dormitory Authority State Personal Income Tax VRDN RB Floaters Series 2015-ZF-0171 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.110	06/08/15	2,500,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Eagle Series 2006-0164 Class A (Citibank N.A., LIQ)
11,060,000	0.110	06/08/15	11,060,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Floaters Trust Series 2015-XF-0012 (JPMorgan Chase Bank N.A., LIQ)(a)
5,000,000	0.110	06/08/15	5,000,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2008-3160 (JPMorgan Chase Bank N.A., LIQ)(a)
6,660,000	0.110	06/08/15	6,660,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education Putters Series 2010-3792Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,360,000	0.110	06/08/15	6,360,000
New York State Dormitory Authority State Personal Income Tax VRDN RB for Education ROCS RR II R-11479 Series 2008 (Citibank N.A., LIQ)(a)
5,900,000	0.110	06/08/15	5,900,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 A Convertible (JPMorgan Chase Bank N.A., LOC)
2,500,000	0.090	06/01/15	2,500,000
New York State Dormitory Authority State Supported Debt VRDN RB for University of Rochester Series 2003 B Convertible (HSBC Bank USA N.A., LOC)
400,000	0.090	06/01/15	400,000
New York State Dormitory Authority VRDN RB for Memorial Sloan-Kettering Cancer Center Floaters Trust Series 2015-XF-0006 (JPMorgan Chase Bank N.A., LIQ)(a)
10,020,000	0.110	06/08/15	10,020,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2008-2870 (JPMorgan Chase Bank N.A., LIQ)
7,245,000	0.110	06/08/15	7,245,000
New York State Environmental Facilities Corp. VRDN RB for State Clean Water & Drinking Water Revolving Funds Putters Series 2013-4355 (JPMorgan Chase Bank N.A., LIQ)(a)
2,500,000	0.110	06/08/15	2,500,000
New York State Housing Finance Agency VRDN RB for 10 Barclay Street Realty LLC Series 2004 A (FNMA, LIQ)
5,400,000	0.090	06/08/15	5,400,000
New York State Housing Finance Agency VRDN RB for 100 Maiden Lane Series 2004 A RMKT (FNMA, LIQ)
9,000,000	0.140	06/08/15	9,000,000
New York State Housing Finance Agency VRDN RB for 600 West 42nd Street Series 2009 A RMKT (FNMA, LIQ)
83,775,000	0.100	06/08/15	83,775,000
New York State Housing Finance Agency VRDN RB for Taconic Housing West 17th Street Series 2009 A (FNMA, LIQ)
10,325,000	0.090	06/08/15	10,325,000
New York State Housing Finance Agency VRDN RB for West 37th Street Housing Series 2009 B RMKT (FHLMC, LIQ)
11,200,000	0.090	06/08/15	11,200,000
New York State Liberty Development Corp. VRDN RB Refunding for 4 World Trade Center Project SPEARS Series 2011 DB-1036X (GTY AGMT-Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
44,185,000	0.280	06/08/15	44,185,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
New York – (continued)
New York State Liberty Development Corp. VRDN RB Refunding for 7 World Trade Center Project Putters Series 2012-4080Z (JPMorgan Chase Bank N.A., LIQ)(a)
$6,500,000	0.280%	06/08/15	$ 6,500,000
New York State Local Government Assistance Corp. VRDN RB Series 1997 SG-100 (NATL-RE-IBC) (Societe Generale, SPA)
2,100,000	0.220	06/08/15	2,100,000
New York State Thruway Authority VRDN RB Refunding Floater Series 2008-2800 (Credit Suisse, LIQ)
13,865,000	0.100	06/08/15	13,865,000
New York State Urban Development Corp. for State Personal Income Tax Series 2010 A
275,000	5.000	03/15/16	285,050
New York State Urban Development Corp. Refunding State Personal Income Tax Putters Series 2014-4488 (JPMorgan Chase Bank N.A., LIQ)(a)
24,995,000	0.100	06/01/15	24,995,000
Northport-East Northport Union Free School District GO TANS Series 2014 (State Aid Withholding)
28,000,000	1.000	06/25/15	28,015,070
Port Authority of New York & New Jersey VRDN RB ROCS RR-II R-14077 Series 2013 (Citibank N.A., LIQ)(a)
2,585,000	0.110	06/08/15	2,585,000
Sales Tax Asset Receivable Corp. VRDN RB Refunding Floater Series 2014-XF-0133 (JPMorgan Chase Bank N.A., LIQ)(a)
2,140,000	0.110	06/08/15	2,140,000
Suffolk County Water Authority VRDN RB Putters Series 2009-3357 (NATL-RE) (JPMorgan Chase Bank N.A., LIQ)(a)
7,290,000	0.130	06/01/15	7,290,000
Town of Hempstead GO BANS Series 2014
18,000,000	1.500	12/18/15	18,103,055
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2002 F (Helaba, SPA)
54,500,000	0.100	06/01/15	54,500,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding General Series 2005 Subseries B-3 (Bank of America N.A., SPA)
43,600,000	0.100	06/08/15	43,600,000

			1,112,758,654

North Carolina – 1.7%
City of Greensboro Combined Enterprise System VRDN RB Refunding Series 2014 A (Bank of America N.A., SPA)
1,900,000	0.100	06/01/15	1,900,000
County of Mecklenburg GO Refunding Series 2009 C
3,285,000	5.000	03/01/16	3,403,563
County of Union Enterprise System VRDN RB Series 2009 (U.S. Bank N.A., LOC)
17,545,000	0.100	06/08/15	17,545,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2008-3186Z (JPMorgan Chase Bank N.A., LIQ)(a)
3,500,000	0.110	06/01/15	3,500,000
North Carolina Capital Facilities Finance Agency VRDN RB for Duke University Project Putters Series 2009-3333 (JPMorgan Chase Bank N.A., LIQ)(a)
11,000,000	0.110	06/08/15	11,000,000
North Carolina Capital Facilities Finance Agency VRDN RB for Wake Forest University Series 2004 A
21,655,000	0.100	06/08/15	21,655,000
North Carolina Capital Facilities Finance Agency VRDN RB Refunding for Duke University Project Eagle Series 2014-0050 Class A (Citibank N.A., LIQ)(a)
8,000,000	0.110	06/08/15	8,000,000
North Carolina Medical Care Commission Health Care Facilities Municipal Trust Receipts VRDN RB for Duke University Health System Floater Trust Series 2010-31W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.120	06/08/15	2,000,000
Raleigh Durham Airport Authority VRDN RB Refunding Series 2008 C RMKT (Royal Bank of Canada, LOC)
19,100,000	0.090	06/08/15	19,100,000
University of North Carolina at Chapel Hill VRDN RB Eagle-7 Series 2005-3014 Class A (Citibank N.A., LIQ)
5,345,000	0.110	06/08/15	5,345,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
North Carolina – (continued)
University of North Carolina at Chapel Hill VRDN RB Series 2012-0-24 (Royal Bank of Canada, LIQ)(a)
$11,380,000	0.090%	06/08/15	$ 11,380,000

			104,828,563

North Dakota – 1.0%
County of Mercer Pollution Control Refunding for Basin Electric Power Cooperative CP Series 2009-1
64,925,000	0.090	07/01/15	64,925,000

Ohio – 3.0%
City of Columbus GO VRDN Putters Series 2007-2365 (JPMorgan Chase Bank N.A., LIQ)(a)
4,360,000	0.130	06/08/15	4,360,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 D RMKT (Bank of NY Mellon, SPA)
18,120,000	0.100	06/08/15	18,120,000
Franklin County Hospital VRDN RB Refunding for Nationwide Children’s Hospital Series 2008 F (PNC Bank N.A., SPA)
24,200,000	0.100	06/08/15	24,200,000
Ohio Higher Educational Facility Commission CP for Case Western Reserve University Program I Series 2015 (JPMorgan Chase Bank N.A., LOC)
38,500,000	0.080	06/16/15	38,500,000
Ohio Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Floaters Series 2009-XF-0105 (JPMorgan Chase Bank N.A., LIQ)(a)
4,500,000	0.110	06/08/15	4,500,000
Ohio Higher Educational Facility Commission VRDN RB for Cleveland Clinic Health System Series 2013 B-1 (Wells Fargo Bank N.A., LIQ)
29,170,000	0.060	06/01/15	29,170,000
Ohio Higher Educational Facility Commission VRDN RB Refunding for Cleveland Clinic Health System Series 2008 B-4 RMKT (Barclays Bank PLC, SPA)
14,900,000	0.080	06/01/15	14,900,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3555Z (JPMorgan Chase Bank N.A., LIQ)(a)
6,245,000	0.110	06/08/15	6,245,000
Ohio State Hospital Facility VRDN RB for Cleveland Clinic Health System Putters Series 2009-3558Z (JPMorgan Chase Bank N.A., LIQ)(a)
7,100,000	0.110	06/08/15	7,100,000
Ohio State University VRDN RB Series 2014 B-2
25,000,000	0.090	06/08/15	25,000,000
State of Ohio GO for Infrastructure Improvements Series 2012 A
2,285,000	4.000	02/01/16	2,343,064
State of Ohio GO VRDN Refunding for Infrastructure Improvement Series 2004 A
15,000,000	0.120	06/08/15	15,000,000

			189,438,064

Oklahoma – 0.3%
Oklahoma County ISD No. 89 Oklahoma City GO Series 2013
6,750,000	1.000	07/01/15	6,754,561
Oklahoma State Turnpike Authority VRDN RB Floater Certificates Series 2012 E-37 (Royal Bank of Canada, LOC)(a)
9,600,000	0.090	06/08/15	9,600,000

			16,354,561

Oregon – 0.3%
Portland Community College District GO Series 2013
5,655,000	5.000	06/15/15	5,665,563
State of Oregon GO VRDN for Veterans’ Welfare Series 2006-85-RMKT (U.S. Bank N.A., SPA)
5,540,000	0.100	06/01/15	5,540,000
State of Oregon GO VRDN for Veterans’ Welfare Series 2006-86-RMKT (U.S. Bank N.A., SPA)
5,030,000	0.100	06/01/15	5,030,000

			16,235,563

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Pennsylvania – 1.7%
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2011 E-29 (Royal Bank of Canada, LIQ) (Royal Bank of Canada, LOC)(a)
$7,000,000	0.100%	06/08/15	$ 7,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Floater Certificates Series 2013 E-45 (Royal Bank of Canada, LOC) (Royal Bank of Canada, SPA)(a)
20,000,000	0.100	06/08/15	20,000,000
Allegheny County Hospital Development Authority VRDN RB for University of Pittsburg Medical Center Putters Series 2013-4323 (GTY AGMT - JPMorgan Chase Bank N.A.) (JPMorgan Chase Bank N.A., LIQ)(a)
60,000,000	0.200	06/01/15	60,000,000
Butler County General Authority VRDN RB for Allegheny School District Project Series 2014 (State Aid Withholding) (PNC Bank N.A., SPA)
7,000,000	0.100	06/08/15	7,000,000
Commonwealth of Pennsylvania GO VRDN Putters Series 2014-4481 (JPMorgan Chase Bank N.A., LIQ)(a)
5,945,000	0.100	06/01/15	5,945,000
Pennsylvania Economic Development Financing Authority RB Series 2012 A
2,250,000	5.000	07/01/15	2,259,032
Pennsylvania State Turnpike Commission VRDN RB Series 2011 B
1,500,000	0.870	06/01/15	1,500,000
Pennsylvania State Turnpike Commission VRDN RB Series 2013 B
350,000	0.500	06/01/15	350,000

			104,054,032

South Carolina – 0.1%
City of Columbia Waterworks & Sewer System VRDN RB Floater Trust Series 2010-42W (Barclays Bank PLC, LIQ)(a)
3,000,000	0.120	06/08/15	3,000,000
State of South Carolina GO for State Capital Improvements Series 2011
2,700,000	5.000	03/01/16	2,796,505
State of South Carolina GO for State School Facilities Series 2011 (South Carolina School District)
3,430,000	5.000	03/01/16	3,553,772

			9,350,277

Tennessee – 0.6%
County of Knox GO Refunding Series 2003 A
1,385,000	5.000	02/01/16	1,428,939
Rutherford County Health & Educational Facilities Board VRDN RB for Ascension Health Senior Credit Group Floater Trust Series 2010-25W (Barclays Bank PLC, LIQ)(a)
2,000,000	0.120	06/08/15	2,000,000
State of Tennessee CP Series 2000 A (Tennessee Consolidated Retirement System, SLOC)
35,000,000	0.110	10/01/15	35,000,000

			38,428,939

Texas – 8.7%
Austin Texas Independent School District CP Series 2015 A-1 (Sumitomo Mitsui Banking, SLOC)
10,000,000	0.100	06/01/15	10,000,000
10,000,000	0.120	06/01/15	10,000,000
Board of Regents of the Texas A&M University System VRDN RB Floaters Trust Series 2010-39W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.120	06/08/15	2,500,000
Board of Regents of the Texas State University System RB Series 2015 A
5,815,000	2.500	03/15/16	5,919,128
Board of Regents of the University of Texas System RB for Permanent University Fund Prerefunded Series 2005 B
1,345,000	5.000	07/01/15	1,350,294
Board of Regents of the University of Texas System RB for Permanent University Fund Unrefunded Series 2005 B
250,000	5.000	07/01/15	250,945
City of Austin GO Refunding for Public Improvements Series 2013 A
100,000	5.000	09/01/15	101,195

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
City of Austin Hotel Occupancy Tax VRDN RB Refunding Subordinate Lien Series 2008 A RMKT (JPMorgan Chase Bank N.A., LOC)
$18,700,000	0.110%	06/08/15	$ 18,700,000
City of Dallas GO Refunding Series 2013 A
2,205,000	4.000	02/15/16	2,263,085
City of Houston Airport System VRDN RB Floater Series 2012-0-44 (Royal Bank of Canada, LIQ)(a)
8,330,000	0.090	06/08/15	8,330,000
City of Houston GO Refunding for Public Improvements Series 2013 A
1,345,000	4.000	03/01/16	1,383,226
City of San Antonio Electric & Gas System RB Refunding Series 2009 A
1,200,000	5.000	02/01/16	1,238,198
City of San Antonio Electric & Gas System RB Refunding Series 2011
3,795,000	5.000	02/01/16	3,914,772
City of San Antonio Electric & Gas System RB Series 2006 A
3,515,000	5.000	02/01/16	3,626,611
City of San Antonio Electric & Gas System VRDN RB Floaters Series 2014-0-75 (Royal Bank of Canada, LIQ)(a)
5,000,000	0.090	06/08/15	5,000,000
City of San Antonio Electric & Gas System VRDN RB Putters Series 2008-2957 (JPMorgan Chase Bank N.A., LIQ)(a)
9,995,000	0.110	06/08/15	9,995,000
City of San Antonio Electric & Gas System VRDN RB Putters Series 2009-3560 (JPMorgan Chase Bank N.A., LIQ)(a)
9,015,000	0.110	06/08/15	9,015,000
City of San Antonio GO for General Improvements Series 2012
1,400,000	5.000	02/01/16	1,444,996
County of Fort Bend GO Refunding Series 2015 A
1,170,000	2.000	03/01/16	1,184,399
County of Harris VRDN RB Refunding for Senior Lien Toll Road Series 2012 A
3,715,000	0.530	08/15/15	3,717,628
Dallas Area Rapid Transit Sales Tax VRDN RB Refunding Senior Lien ROCS-RR-II R-11541 Series 2008 (Citibank N.A., LIQ)
1,560,000	0.110	06/08/15	1,560,000
Dallastown Area School District GO VRDN Refunding Series 2015 (State Aid Withholding)
10,000,000	1.250	04/15/16	10,080,669
Dickinson ISD GO VRDN Municipal Trust Receipts Series 2000-SGA94 (PSF-GTD) (Societe Generale, LIQ)
13,350,000	0.130	06/01/15	13,350,000
Grand Prairie ISD Eclipse Funding Trust GO VRDN Series 2007-0067 (PSF-GTD) (U.S. Bank N.A., LIQ) (U.S. Bank N.A., LOC)(a)
10,065,000	0.110	06/08/15	10,065,000
Harris County Cultural Education Facilities Finance Corp. CP Refunding for Methodist Hospital Series 2009 C-2
15,240,000	0.140	08/13/15	15,240,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Methodist Hospital Series 2008 Subseries C-1
10,265,000	0.100	06/01/15	10,265,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for Texas Children’s Hospital Project Putters Series 2009-3491Z (JPMorgan Chase Bank N.A., LIQ)(a)
4,795,000	0.130	06/08/15	4,795,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB for The Methodist Hospital System Series 2008 Subseries C-2
18,030,000	0.100	06/01/15	18,030,000
Harris County Cultural Education Facilities Finance Corp. VRDN RB Refunding for Memorial Hermann Health System Series 2013 B
4,275,000	0.500	06/01/16	4,284,380
Harris County Health Facilities Development Corp. VRDN RB Refunding for Methodist Hospital System Series 2008 A-2
14,280,000	0.100	06/01/15	14,280,000
Harris County Health Facilities Development Corp. VRDN RB Refunding Methodist Hospital Series 2008 A-1
15,925,000	0.100	06/01/15	15,925,000
Harris County Industrial Development Corp. VRDN PCRB for Exxon Project Series 1984
5,900,000	0.060	06/01/15	5,900,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Texas – (continued)
Harris County Toll Road Authority VRDN RB Putters Series 2009-3425 (JPMorgan Chase Bank N.A., LIQ)(a)
$6,845,000	0.110%	06/08/15	$ 6,845,000
Houston ISD Limited Tax Schoolhouse GO Series 2009 A-1
1,210,000	5.000	02/15/16	1,250,982
Lower Neches Valley Authority Industrial Development Corp. VRDN RB Refunding for ExxonMobil Project Series 2001
11,040,000	0.060	06/01/15	11,040,000
Mesquite ISD GO VRDN for School Building Series 2003 A (PSF-GTD) (JPMorgan Chase Bank N.A., SPA)
18,820,000	0.100	06/08/15	18,820,000
North Central Texas Health Facilities Development Corp. Hospital for Children’s Medical Center of Dallas Project VRDN RB Floaters Trust Series 2015-XF-0034 (TD Bank N.A., LIQ)(a)
20,000,000	0.110	06/08/15	20,000,000
San Antonio ISD Series 2015 A (Royal Bank of Canada, LIQ)
18,250,000	0.100	06/11/15	18,250,000
3,800,000	0.110	06/11/15	3,800,000
State of Texas GO TRANS Series 2014
52,250,000	1.500	08/31/15	52,426,583
State of Texas GO VRDN for Transportation Commission Mobility Fund Austin Trust Certificates Series 2008-1053 (Bank of America N.A., LIQ)(a)
6,670,000	0.120	06/08/15	6,670,000
State of Texas GO VRDN for Veterans Series 2011 A (JPMorgan Chase Bank N.A., SPA)
815,000	0.100	06/01/15	815,000
State of Texas GO VRDN for Veterans Series 2013 A (Sumitomo Mitsui Banking Corp., SPA)
1,000,000	0.110	06/08/15	1,000,000
State of Texas GO VRDN for Veterans Series 2015 A (Landesbank Hessen-Thueringen Girozentrale, SPA)
13,300,000	0.140	06/08/15	13,300,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 A
6,250,000	0.120	06/08/15	6,250,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2008 C
24,070,000	0.120	06/08/15	24,070,000
Tarrant County Cultural Education Facilities Finance Corp. VRDN RB for Texas Health Resources Series 2012 B
21,500,000	0.120	06/08/15	21,500,000
Texas Public Finance Authority for Unemployment Compensation RB Series 2010 A
8,600,000	5.000	07/01/15	8,634,621
2,380,000	5.000	01/01/16	2,446,539
4,040,000	5.000	01/01/16	4,151,988
Texas Public Finance Authority for Unemployment Compensation RB Series 2010 B
10,160,000	5.000	07/01/15	10,200,593
Texas State GO VRDN for Veterans Series 2010 C (Bank of Tokyo-Mitsubishi UFJ, SPA)
13,655,000	0.120	06/08/15	13,655,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2563 (JPMorgan Chase Bank N.A., LIQ)(a)
6,665,000	0.110	06/08/15	6,665,000
Texas State Transportation Commission VRDN RB Putters Series 2008-2902 (JPMorgan Chase Bank N.A., LIQ)
14,395,000	0.110	06/08/15	14,395,000
Texas Water Development Board RB Refunding State Revolving Series 2013 A
150,000	5.000	07/15/15	150,864
University of North Texas CP Series 2015 A (University of North Texas, LIQ
54,572,000	0.230	06/01/15	54,572,000

			544,618,696

Utah – 1.1%
City of Murray VRDN RB for IHC Health Services, Inc. Series 2003 C
14,100,000	0.090	06/01/15	14,100,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Utah – (continued)
State of Utah GO Series 2009 B
$4,915,000	4.000%	07/01/15	$ 4,930,532
University of Utah VRDN RB Floaters Series 2015-XM-0056 (Citibank N.A., LIQ)(a)
9,490,000	0.110	06/08/15	9,490,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 B (U.S. Bank N.A., SPA)
21,600,000	0.100	06/08/15	21,600,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (U.S. Bank N.A., SPA)
15,000,000	0.100	06/08/15	15,000,000
Utah Transit Authority VRDN RB Austin Trust Certificates Series 2008-3045X (AGM) (Bank of America N.A., LIQ)(a)
5,000,000	0.150	06/08/15	5,000,000

			70,120,532

Virginia – 1.7%
City of Newport News GO Refunding General Improvement Series 2012 A
2,955,000	3.000	07/15/15	2,965,267
City of Newport News GO Refunding General Improvement Series 2014 A (State Aid Withholding)
2,300,000	5.000	07/15/15	2,313,345
Commonwealth of Virginia GO Refunding Series 2012 A
8,025,000	4.000	06/01/15	8,025,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 A (Northern Trust Co., LOC)
2,900,000	0.060	06/08/15	2,900,000
Fairfax County IDA VRDN RB for Fairfax Hospital Series 1988 B (Northern Trust Co., LOC)
2,800,000	0.060	06/08/15	2,800,000
Fairfax County IDA VRDN RB for Inova Health System Floaters Series 2012-3309 (Credit Suisse, LIQ)(a)
4,580,000	0.100	06/08/15	4,580,000
Fairfax County IDA VRDN RB for Inova Health System Series 2000 (Branch Banking & Trust, SPA)
5,900,000	0.100	06/08/15	5,900,000
Fairfax County IDA VRDN RB for Inova Health System Series 2005 C-1 RMKT (Northern Trust Co., LOC)
9,305,000	0.060	06/08/15	9,305,000
Fairfax County IDA VRDN RB for Inova Health System Series 2005 C-2 RMKT (Northern Trust Co., LOC)
3,600,000	0.060	06/08/15	3,600,000
Suffolk Economic Development Authority Hospital Facilities Revenue VRDN RB for Sentara Healthcare Eagles Series 2013-14 Class A (Citibank N.A., LIQ)(b)
24,000,000	0.140	06/18/15	24,000,000
University of Virginia VRDN RB Putters Series 2008-3188Z (JPMorgan Chase Bank N.A., LIQ)(a)
15,010,000	0.110	06/01/15	15,010,000
Virginia College Building Authority Educational Facilities VRDN RB for University of Richmond Project Series 2004 (U.S. Bank N.A., SPA)
15,000,000	0.090	06/08/15	15,000,000
Virginia Commonwealth Transportation Board VRDN RB Floater Certificates Series 2013-0-67 (Royal Bank of Canada, LIQ)(a)
6,775,000	0.090	06/08/15	6,775,000

			103,173,612

Washington – 4.3%
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Floaters Series 2010-3198X (Morgan Stanley Bank, LIQ)(a)
4,250,000	0.140	06/08/15	4,250,000
Central Puget Sound Regional Transportation Authority Sales Tax VRDN RB Putters Series 2008-2625Z (AGM) (JPMorgan Chase Bank N.A., LIQ)(a)
8,380,000	0.100	06/01/15	8,380,000
City of Spokane Water & Wastewater System RB Series 2014
5,625,000	5.000	12/01/15	5,760,431
County of King GO Refunding Series 2013
1,090,000	4.000	06/01/15	1,090,000

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
County of King Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2009-1W (AGC-ICC) (Barclays Bank PLC, LIQ)(a)
$7,500,000	0.120%	06/08/15	$ 7,500,000
County of King Limited Tax Municipal Trust Receipts GO VRDN Floater Trust Series 2010-66W (Barclays Bank PLC, LIQ)(a)
2,500,000	0.120	06/08/15	2,500,000
County of King Multi-Modal Limited Tax GO VRDN Series 2010 B (State Street Bank & Trust Co., SPA)
8,175,000	0.100	06/08/15	8,175,000
County of King School District No. 414 Lake Washington Limited GO Series 2012
2,015,000	4.000	06/01/15	2,015,000
County of King Sewer Revenue CP BANS Series 2015 A (Bayerische Landesbank Girozentrale, LOC)
78,720,000	0.090	07/01/15	78,720,000
County of King Sewer Revenue RB Refunding Series 2011 B
6,345,000	5.000	01/01/16	6,522,174
County of King Sewer Revenue RB Refunding Series 2013 B
1,250,000	2.000	01/01/16	1,263,184
County of King Sewer Revenue VRDN RB Eagle Series 2014-0047 Class A (AGM) (Citibank N.A., LIQ)(a)
14,850,000	0.110	06/08/15	14,850,000
Energy Northwest RB Refunding Columbia Generating Series 2003 A
2,315,000	5.500	07/01/15	2,325,096
Energy Northwest RB Refunding Columbia Generating Series 2005 A
5,285,000	5.000	07/01/15	5,306,054
Energy Northwest RB Refunding for Project 1 Series 2007 A
1,205,000	5.000	07/01/15	1,209,800
Energy Northwest RB Refunding for Project 3 Series 2014 A
10,150,000	2.000	07/01/15	10,165,333
Spokane County School District No. 81 Spokane GO Series 2014 (SCH BD GTY)
7,985,000	5.500	12/01/15	8,197,169
State of Washington GO Refunding Series 1993 R-93-B
1,040,000	5.700	10/01/15	1,059,200
State of Washington GO Refunding Series 2010 R-2011-A
2,500,000	5.000	01/01/16	2,569,808
State of Washington GO Refunding Series 2014 C
18,605,000	4.000	07/01/15	18,664,677
State of Washington GO Refunding Series 2014 R-2015-D
5,545,000	1.000	07/01/15	5,549,050
State of Washington GO Series 2011 A
4,110,000	5.000	08/01/15	4,143,573
State of Washington GO Series 2012 D
3,000,000	5.000	02/01/16	3,096,300
State of Washington GO VRDN Putters Series 2008-2640 (JPMorgan Chase Bank N.A., LIQ)
9,995,000	0.110	06/08/15	9,995,000
State of Washington GO VRDN Putters Series 2009-3538 (JPMorgan Chase Bank N.A., LIQ)(a)
10,000,000	0.110	06/08/15	10,000,000
State of Washington GO VRDN ROCS RR-II R-11889 Series 2010 (Citibank N.A., LIQ)(a)
2,250,000	0.100	06/08/15	2,250,000
State of Washington GO VRDN ROCS RR-II R-14090 Series 2014 (Citibank N.A., LIQ)(a)
4,700,000	0.110	06/08/15	4,700,000
State of Washington GO VRDN SPEARS Series 2007-DB-388 (GTY AGMT – Deutsche Bank A.G.) (Deutsche Bank A.G., LIQ)(a)
7,495,000	0.230	06/08/15	7,495,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Floaters Series 2009-3007(Credit Suisse, LIQ)(a)
9,000,000	0.100	06/08/15	9,000,000
Washington Health Care Facilities Authority VRDN RB for Providence Health & Services Series 2012 C (U.S. Bank N.A., SPA)
16,060,000	0.110	06/08/15	16,060,000

Principal Amount	Interest Rate	Maturity Date	Amortized Cost
Municipal Debt Obligations – (continued)
Washington – (continued)
Washington Health Care Facilities Authority VRDN RB for Providence Health Services Floaters Series 2015-XF-0148 (Bank of America N.A., LIQ)(a)
$8,665,000	0.110%	06/08/15	$ 8,665,000

			271,476,849

Wisconsin – 0.8%
City of Madison GO Promissory Notes Series 2014 A
5,170,000	2.000	10/01/15	5,201,375
County of Milwaukee GO Series 2014 A
2,620,000	2.000	12/01/15	2,643,887
State of Wisconsin GO Series 2011 A
220,000	5.000	05/01/16	229,021
State of Wisconsin GO VRDN Floaters Series 2008-2927 (Credit Suisse, LIQ)(a)
7,200,000	0.100	06/08/15	7,200,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Children’s Hospital Floater Trust Series 2009-15W (Barclays Bank PLC, LIQ)(a)
2,940,000	0.120	06/08/15	2,940,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floater Certificates Series 2013-0-64 (Royal Bank of Canada, LIQ)(a)
5,275,000	0.120	06/08/15	5,275,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floaters Series 2009-XF-0118 (JPMorgan Chase Bank N.A., LIQ)(a)
18,760,000	0.110	06/08/15	18,760,000
Wisconsin Health & Educational Facilities Authority VRDN RB for Froedtert Health Floaters Series 2015-ZF-2060 (Morgan Stanley Bank, LIQ)(a)
6,665,000	0.110	06/08/15	6,665,000

			48,914,283

Wyoming – 2.3%
County of Lincoln PCRB Refunding Exxon Mobil Project Series 2014
81,000,000	0.060	06/01/15	81,000,000
County of Sublette PCRB Refunding Exxon Mobil Project Series 2014
30,300,000	0.060	06/01/15	30,300,000
Unita County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993
29,700,000	0.060	06/01/15	29,700,000

			141,000,000

TOTAL INVESTMENTS – 99.2%			$6,195,573,726

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.8%			50,829,600

NET ASSETS – 100.0%			$6,246,403,326

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be liquid by the Investment Adviser. At May 31, 2015, these securities amounted to $1,376,470,000 or approximately 22.0% of net assets.

(b)	Security not registered under the Securities Act of 1933, as amended. Such securities have been determined to be illiquid by the Investment Adviser. At May 31, 2015, these securities amounted to $40,380,000 or approximately 0.6% of net assets.

(c)	All or a portion represents a forward commitment.

FINANCIAL SQUARE TAX-FREE MONEY MARKET FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

Investment Abbreviations:
AGC-ICC	— American General Contractors-Interstate Commerce Commission
AGM	— Insured by Assured Guaranty Municipal Corp.
AMBAC	— Insured by American Municipal Bond Assurance Corp.
AMT	— Alternative Minimum Tax (subject to)
BANS	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
COPS	— Certificates of Participation
CP	— Commercial Paper
CR	— Custodial Receipts
FGIC	— Insured by Financial Guaranty Insurance Co.
FHLMC	— Insured by Federal Home Loan Mortgage Corp.
FNMA	— Insured by Federal National Mortgage Association
FSA	— Insured by Financial Security Assurance Co.
GO	— General Obligation
GTD	— Guaranteed
GTY AGMT	— Guaranty Agreement
IBC	— Insured Bond Certificate
IDA	— Industrial Development Agency
IDB	— Industrial Development Board
IHC	— Intermountain Health Care
ISD	— Independent School District
LIQ	— Liquidity Agreement
LOC	— Letter of Credit
MBIA	— Insured by Municipal Bond Investors Assurance
MF Hsg	— Multi-Family Housing
NATL-RE	— National Reinsurance Corp.
PCRB	— Pollution Control Revenue Bond
PSF-GTD	— Guaranteed by Permanent School Fund
RANS	— Revenue Anticipation Notes
RB	— Revenue Bond
RN	— Revenue Notes
RMKT	— Remarketed
ROCS	— Reset Option Certificates
RR	— Revenue Refunding
SLOC	— Stand-by Letter of Credit
SIFMA	— Securities Industry and Financial Market Association
SPA	— Stand-by Purchase Agreement
SPEARS	— Short Puttable Exempt Adjustable Receipts
TANS	— Tax Anticipation Notes
TCRS	— Transferable Custody Receipts
TRANS	— Tax Revenue Anticipation Notes
VRDN	— Variable Rate Demand Notes

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY INSTRUMENTS FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 95.2%
United States Treasury Bills
$1,964,950,000	0.000	%(a)	06/04/15	$ 1,964,950,000
250,000,000	0.001	(a)	06/04/15	249,999,979
171,000,000	0.005	(a)	06/04/15	170,999,929
157,000,000	0.005	(a)	06/11/15	156,999,782
7,750,000,000	0.010		06/11/15	7,749,978,472
100,000,000	0.120		06/18/15	99,999,433
3,565,000,000	0.150		06/18/15	3,564,974,748
1,250,000,000	0.180		06/18/15	1,249,989,671
4,500,000,000	0.010		06/25/15	4,499,970,000
705,500,000	0.096		10/29/15	705,220,738
1,250,000,000	0.081		11/19/15	1,249,525,000
353,000,000	0.265		03/03/16	352,296,353
United States Treasury Bond
250,000,000	9.875		11/15/15	261,059,897
United States Treasury Floating Rate Notes
1,244,500,000	0.055	(b)	01/31/16	1,244,327,704
545,000,000	0.084	(b)	04/30/16	545,053,917
1,034,909,000	0.080	(b)	07/31/16	1,034,957,058
1,500,000,000	0.099	(b)	01/31/17	1,499,974,594
500,000,000	0.089	(b)	04/30/17	500,000,000
United States Treasury Notes
132,000,000	0.375		06/15/15	132,015,983
151,500,000	0.250	(a)	07/15/15	151,524,395
105,000,000	0.250		07/31/15	105,018,403
682,000,000	1.750		07/31/15	683,862,092
331,800,000	0.250		08/15/15	331,897,744
881,200,000	4.250		08/15/15	888,636,767
933,400,000	10.625		08/15/15	953,722,670
955,500,000	0.375	(a)	08/31/15	956,058,945
922,000,000	1.250	(a)	08/31/15	924,676,984
1,602,000,000	0.250		09/15/15	1,602,902,243
11,600,000	0.250		09/30/15	11,599,610
278,400,000	1.250		09/30/15	279,438,435
350,000,000	0.250		10/31/15	350,100,302
581,758,000	1.250		10/31/15	584,392,626
486,000,000	0.375		11/15/15	486,556,721
110,500,000	4.500		11/15/15	112,677,292
443,400,000	1.375		11/30/15	445,940,565
270,900,000	0.250		12/15/15	270,995,755
164,000,000	4.500		02/15/16	168,909,712
30,000,000	2.125		02/29/16	30,407,430
42,000,000	2.625		02/29/16	42,735,313
205,000,000	2.250		03/31/16	208,323,180

TOTAL INVESTMENTS – 95.2%				$36,822,670,442

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.8%				1,866,611,736

NET ASSETS – 100.0%				$38,689,282,178

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion represents a forward commitment.

(b)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2015.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
U.S. Treasury Obligations – 26.0%
United States Treasury Bill
$262,000,000	0.265%		03/03/16	$ 261,477,746
United States Treasury Bond
125,000,000	9.875		11/15/15	130,529,948
United States Treasury Floating Rate Notes
1,000,000,000	0.099	(a)	01/31/17	999,983,063
150,000,000	0.089	(a)	04/30/17	150,000,000
United States Treasury Notes
343,200,000	0.250		08/15/15	343,251,893
949,300,000	4.250		08/15/15	957,279,429
307,000,000	10.625		08/15/15	313,679,239
425,000,000	0.375		08/31/15	425,236,238
64,000,000	1.250		08/31/15	64,177,199
20,500,000	0.250		09/15/15	20,505,317
5,500,000	0.250		09/30/15	5,499,815
147,000,000	1.250		09/30/15	147,548,141
155,000,000	0.250		10/31/15	155,044,359
310,500,000	1.250		10/31/15	311,909,860
241,000,000	0.375		11/15/15	241,276,401
37,000,000	4.500		11/15/15	37,728,376
253,600,000	1.375		11/30/15	255,040,001
374,600,000	0.250		12/15/15	374,735,120
108,000,000	4.500		02/15/16	111,240,224
129,000,000	2.125		02/29/16	130,790,601
57,000,000	2.625		02/29/16	57,997,925
104,500,000	2.250		03/31/16	106,194,011

TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS				$ 5,601,124,906

Repurchase Agreements(b) – 66.3%
Bank of Montreal
$100,000,000	0.100	%(a)(c)	06/08/15	$ 100,000,000
Maturity Value: $100,027,500
Settlement Date: 05/28/15

Collateralized by U.S. Treasury Bonds, 3.000% to 8.000%, due 11/15/21 to 05/15/45 and U.S. Treasury Notes, 0.500% to 2.750%, due 04/30/17 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $102,000,042.

350,000,000	0.100	(a)(c)	06/08/15	350,000,000
Maturity Value: $350,115,695
Settlement Date: 03/04/15

Collateralized by U.S. Treasury Bonds, 3.875% to 9.125%, due 05/15/18 to 08/15/40, U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/19 and U.S. Treasury Notes, 0.375% to 2.750%, due 08/31/16 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $357,000,075.

500,000,000	0.110	(a)(c)	06/08/15	500,000,000
Maturity Value: $500,143,613
Settlement Date: 04/10/15

Collateralized by U.S. Treasury Bills, 0.000%, due 11/12/15 to 02/04/16, U.S. Treasury Bonds, 3.875% to 9.125% due 05/05/18 to 08/15/40, U.S. Treasury Inflation-Indexed Bond, 3.375%, due 04/15/32 and U.S. Treasury Notes, 0.375% to 5.125%, due 06/30/15 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $510,000,054.

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Bank of Nova Scotia (The)
$250,000,000	0.140	%(a)(c)	06/08/15	$ 250,000,000
Maturity Value: $250,175,973
Settlement Date: 01/06/15

Collateralized by U.S. Treasury Bills, 0.000%, due 06/25/15 to 10/01/15, U.S. Treasury Bonds, 2.750% to 6.375%, due 08/15/23 to 05/15/45, U.S. Treasury Floating-Rate Note, 0.080%, due 07/31/16, U.S. Treasury Inflation-Indexed Bonds, 1.375% to 3.625%, due 01/15/25 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.000%, due 01/15/16 to 07/15/22 and U.S. Treasury Notes, 0.250% to 4.250%, due 08/31/15 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $255,144,790.

250,000,000	0.170	(a)(c)	06/08/15	250,000,000
Maturity Value: $250,424,998
Settlement Date: 08/29/14

Collateralized by U.S. Treasury Bills, 0.000%, due 07/02/15 to 04/28/16, U.S. Treasury Bonds, 3.000% to 5.250%, due 11/15/28 to 05/15/45, U.S. Treasury Inflation-Indexed Bonds, 0.750% to 3.875%, due 01/15/26 to 02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.125%, due 04/15/16 to 01/15/21 and U.S. Treasury Notes, 0.375% to 4.250%, due 05/31/16 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $255,332,357.

Barclays Capital, Inc.
200,000,000	0.100		06/01/15	200,000,000
Maturity Value: $200,001,667
Collateralized by U.S. Treasury Bonds, 3.625% to 4.500%, due 08/15/39 to 08/15/43. The aggregate market value of the collateral, including accrued interest, was $204,000,009.
1,000,000,000	0.070	(a)(c)	06/05/15	1,000,000,000
Maturity Value: $1,000,616,375
Settlement Date: 07/30/14

Collateralized by U.S. Treasury Bond, 3.000%, due 05/15/45, U.S. Treasury Inflation-Indexed Interest Component, 0.000%, due 10/15/15 to 10/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 08/15/20 to 02/15/45, U.S. Treasury Notes, 0.500% to 3.125%, due 06/30/16 to 05/15/21 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/17 to 02/15/44. The aggregate market value of the collateral, including accrued interest, was $1,020,000,068.

BNP Paribas Securities Corp.
1,150,000,000	0.090		06/01/15	1,150,000,000
Maturity Value: $1,150,008,625

Collateralized by U.S. Treasury Bonds, 3.125% to 8.125%, due 02/15/21 to 11/15/43, U.S. Treasury Inflation-Indexed Bonds, 0.625% to 3.875%, due 04/15/29 to 02/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.375%, due 01/15/17 to 07/15/24, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/15 to 08/15/43, U.S. Treasury Notes, 0.250% to 3.625%, due 05/31/15 to 02/15/24 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 05/15/30 to 05/15/44. The aggregate market value of the collateral, including accrued interest, was $1,173,000,080.

700,000,000	0.110	(a)(c)	06/01/15	700,000,000
Maturity Value: $702,132,503
Settlement Date: 09/25/12

Collateralized by U.S. Treasury Bill, 0.000%, due 06/11/15, U.S. Treasury Bonds, 2.500% to 6.125%, due 11/15/27 to 02/15/45, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.875%, due 07/15/15 to 07/15/24, U.S. Treasury Interest-Only Stripped Security, 0.000%, due 05/15/40 and U.S. Treasury Notes, 0.250% to 3.750%, due 08/31/15 to 11/15/23. The aggregate market value of the collateral, including accrued interest, was $713,999,999.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Citigroup Global Markets, Inc.
$150,000,000	0.060%		06/01/15	$ 150,000,000
Maturity Value: $150,000,750

Collateralized by U.S. Treasury Bill, 0.000%, due 08/27/15, U.S. Treasury Inflation-Indexed Note, 0.625%, due 01/15/24 and U.S. Treasury Notes, 0.250% to 1.875%, due 04/30/16 to 06/30/20. The aggregate market value of the collateral, including accrued interest, was $153,000,047.

620,000,000	0.100		06/01/15	620,000,000
Maturity Value: $620,005,167

Collateralized by U.S. Treasury Bill, 0.000%, due 11/19/15, U.S. Treasury Floating-Rate Note, 0.063%, due 10/31/16 and U.S. Treasury Notes, 0.250% to 4.500%, due 08/31/15 to 05/15/24. The aggregate market value of the collateral, including accrued interest, was $632,400,081.

Federal Reserve Bank of New York
2,800,000,000	0.050		06/01/15	2,800,000,000
Maturity Value: $2,800,011,667

Collateralized by U.S. Treasury Bond, 4.375%, due 05/15/40 and U.S. Treasury Notes, 2.000% to 3.625%, due 08/15/19 to 08/15/23. The aggregate market value of the collateral, including accrued interest, was $2,800,011,667.

Joint Repurchase Agreement Account I
3,300,000,000	0.091		06/01/15	3,300,000,000
Maturity Value: $3,300,025,000

JPMorgan Securities LLC
55,000,000	0.090		06/01/15	55,000,000
Maturity Value: $55,000,413

Collateralized by U.S. Treasury Inflation-Indexed Note, 0.125%, due 04/15/18 and U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 11/15/16 to 02/15/23. The aggregate market value of the collateral, including accrued interest, was $56,102,904.

500,000,000	0.070	(a)(c)	06/05/15	500,000,000
Maturity Value: $500,098,192
Settlement Date: 03/02/15

Collateralized by U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/15/25 to 11/15/43, U.S. Treasury Notes, 0.500% to 1.375%, due 01/31/17 to 04/30/20 and U.S. Treasury Principal-Only Stripped Securities, 0.000% to 7.00%, due 08/15/25 to 08/15/44. The aggregate market value of the collateral, including accrued interest, was $510,000,933.

Merrill Lynch Government Securities, Inc.
225,000,000	0.080		06/01/15	225,000,000
Maturity Value: $225,001,500

Collateralized by U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/24, and U.S. Treasury Note, 2.125%, due 12/31/21. The aggregate market value of the collateral, including accrued interest, was $229,500,035.

Societe Generale
500,000,000	0.070	(a)(c)	06/04/15	500,000,000
Maturity Value: $500,013,611
Settlement Date: 05/21/15

Collateralized by U.S. Treasury Bonds, 2.750% to 8.125%, due 05/15/21 to 08/15/44, U.S. Treasury Inflation-Indexed Notes, 0.125% to 1.125%, due 04/15/19 to 01/15/21, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/22 to 08/15/38, U.S. Treasury Notes, 0.750% to 2.125%, due 08/31/16 to 09/30/21 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 08/15/43. The aggregate market value of the collateral, including accrued interest, was $510,000,084.

250,000,000	0.080	(a)(c)	06/08/15	250,000,000
Maturity Value: $250,006,111
Settlement Date: 05/28/15

Principal Amount	Interest Rate		Maturity Date	Amortized Cost
Repurchase Agreements(b) – (continued)
Societe Generale – (continued)

Collateralized by U.S. Treasury Bill, 0.000%, due 01/07/16, U.S. Treasury Inflation-Indexed Bond, 1.750%, due 01/15/28 and U.S. Treasury Inflation-Indexed Notes, 0.125% to 2.500%, due 04/15/16 to 07/15/24. The aggregate market value of the collateral, including accrued interest, was $255,000,074.

$375,000,000	0.090	%(a)(c)	06/08/15	$ 375,000,000
Maturity Value: $375,030,000
Settlement Date: 05/14/15

Collateralized by U.S. Treasury Bill, 0.000%, due 01/07/16, U.S. Treasury Inflation-Indexed Bond, 2.375%, due 01/15/25, U.S. Treasury Inflation-Indexed Notes, 0.250% to 1.250%, due 07/15/20 to 01/15/25, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 02/15/24 to 05/15/33 and U.S. Treasury Notes, 0.500% to 3.250%, due 06/30/15 to 05/15/22. The aggregate market value of the collateral, including accrued interest, was $382,500,092.

Wells Fargo Securities LLC
464,000,000	0.100		06/01/15	464,000,000
Maturity Value: $464,003,867

Collateralized by U.S. Treasury Bills, 0.000%, due 08/20/15 to 04/28/16, U.S. Treasury Bonds, 2.500% to 5.250%, due 02/15/29 to 02/15/45, U.S. Treasury Inflation-Indexed Bond, 2.125%, due 02/15/40, U.S. Treasury Interest-Only Stripped Securities, 0.000%, due 05/31/15 to 05/15/34, U.S. Treasury Notes, 0.250% to 4.500%, due 05/31/15 to 02/15/25 and U.S. Treasury Principal-Only Stripped Securities, 0.000%, due 06/15/15 to 11/15/26. The aggregate market value of the collateral, including accrued interest, was $473,280,025.

125,000,000	0.120	(d)	07/13/15	125,000,000
Maturity Value: $125,062,917
Settlement Date: 02/12/15
Collateralized by U.S. Treasury Notes, 0.625% to 1.500%, due 12/15/16 to 08/31/18. The aggregate market value of the collateral, including accrued interest, was $127,500,079.
200,000,000	0.110	(d)	07/27/15	200,000,000
Maturity Value: $200,055,611
Settlement Date: 04/27/15
Collateralized by U.S. Treasury Notes, 1.500% to 2.375%, due 06/30/18 to 02/28/19. The aggregate market value of the collateral, including accrued interest, was $204,000,001.
250,000,000	0.110	(d)	08/11/15	250,000,000
Maturity Value: $250,069,514
Settlement Date: 05/12/15

Collateralized by U.S. Treasury Interest-Only Stripped Security, 0.000%, due 02/15/21, U.S. Treasury Notes, 0.375% to 3.000%, due 10/31/16 to 04/30/19 and U.S. Treasury Principal-Only Stripped Security, 0.000%, due 11/15/15. The aggregate market value of the collateral, including accrued interest, was $255,000,026.

TOTAL REPURCHASE AGREEMENTS				$14,314,000,000

TOTAL INVESTMENTS – 92.3%				$19,915,124,906

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.7%				1,656,399,958

NET ASSETS – 100.0%				$21,571,524,864

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable or floating rate security. Interest rate disclosed is that which is in effect at May 31, 2015.

(b)	Unless noted, all repurchase agreements were entered into on May 29, 2015. Additional information on Joint Repurchase Agreement Account I appears in the Notes to the Schedule of Investments section.

FINANCIAL SQUARE TREASURY OBLIGATIONS FUND

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

(c) The instrument is subject to a demand feature.

(d) Security has been determined to be illiquid by the Investment Adviser. At May 31, 2015, these securities amounted to $575,000,000 or approximately 2.7% of net assets.

Interest rates represent either the stated coupon rate of annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the final legal maturity date on the security, the demand date for puttable securities, or the prerefunded date for those types of securities.

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

JOINT REPURCHASE AGREEMENT ACCOUNT I — At May 31, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account I with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Treasury Obligations	3,300,000,000	3,300,025,000	3,366,000,101

REPURCHASE AGREEMENTS — At May 31, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account I were as follows:

Counterparty	Interest Rate	Treasury Obligations
ABN Amro Bank N.V.	0.100%	$300,000,000
BNP Paribas Securities Corp.	0.090	500,000,000
Credit Agricole Corporate and Investment Bank	0.090	2,500,000,000
TOTAL		$3,300,000,000

At May 31, 2015, the Joint Repurchase Agreement Account I was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
U.S. Treasury Bills	0.000%	06/25/15 to 07/23/15
U.S. Treasury Bonds	3.750 to 8.125	08/15/21 to 08/15/41
U.S. Treasury Floating Rate Note	0.080	07/31/16
U.S. Treasury Inflation-Indexed Notes	0.125 to 1.250	04/15/20 to 07/15/21
U.S. Treasury Notes	0.250 to 4.250	07/15/15 to 08/15/24
U.S. Treasury Principal-Only Stripped Security	0.000	05/15/39

JOINT REPURCHASE AGREEMENT ACCOUNT III — At May 31, 2015, certain Funds had undivided interests in the Joint Repurchase Agreement Account III with a maturity date of June 1, 2015, as follows:

Fund	Principal Amount	Maturity Value	Collateral Value Allocation
Government	$1,967,400,000	$1,967,419,382	$2,020,430,871
Money Market	383,700,000	383,703,780	394,042,556
Prime Obligations	1,809,500,000	1,809,517,827	1,858,274,708

REPURCHASE AGREEMENTS — At May 31, 2015, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account III were as follows:

Counterparty	Interest Rate	Government	Money Market	Prime Obligations
ABN Amro Bank N.V.	0.130%	$438,739,437	$85,566,901	$403,526,995
BNP Paribas Securities Corp.	0.110	212,442,253	41,432,394	195,392,019
Credit Agricole Corporate and Investment Bank	0.110	577,288,732	112,588,028	530,956,573
TD Securities (USA) LLC	0.120	277,098,592	54,042,254	254,859,155
Wells Fargo Securities LLC	0.120	461,830,986	90,070,423	424,765,258
TOTAL		$1,967,400,000	$383,700,000	$1,809,500,000

At May 31, 2015, the Joint Repurchase Agreement Account III was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.216%	07/13/17
Federal Home Loan Mortgage Corp.	2.000 to 6.500	11/17/15 to 06/01/45
Federal National Mortgage Association	2.000 to 6.500	06/01/15 to 06/01/45
Government National Mortgage Association	2.500 to 7.000	02/15/32 to 05/20/45
U.S. Treasury Bills	0.000	02/04/16 to 03/31/16
U.S. Treasury Bonds	3.000 to 4.750	05/15/39 to 05/15/45
U.S. Treasury Interest-Only Stripped Securities	0.000	02/15/32 to 08/15/32
U.S. Treasury Notes	0.375 to 2.750	06/30/15 to 02/15/24
U.S. Treasury Principal-Only Stripped Security	0.000	02/15/44

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The investment valuation policy of the Funds is to use the amortized-cost method permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the “Act”), which approximates market value, for valuing portfolio securities. Under this method, all investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue, as an adjustment to interest income. Under procedures and tolerances approved by the Trustees, Goldman Sachs Asset Management, L.P. (“GSAM”) evaluates the difference between the Funds’ net asset value per share (“NAV”) based upon the amortized cost of the Funds’ securities and the NAV based upon available market quotations (or permitted substitutes) at least once a week.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Trustees have adopted Amortized Cost Rule 2a-7 Procedures (“Procedures”) that govern the valuation of the portfolio investments held by the Funds. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation (including both the amortized cost and market-based methods of valuation) of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies related to the market-based method of valuation, GSAM regularly performs price verification procedures and issues challenges as necessary to third-party pricing vendors or brokers, and any differences are reviewed in accordance with the Procedures.

As of May 31, 2015, all investments are classified as Level 2. Please refer to the Schedules of Investments for further detail.

Forward Commitment Transactions — A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of forward commitments prior to settlement which may result in a realized gain or loss.

Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price, under the terms of a Master Repurchase Agreement (“MRA”). During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

An MRA governs transactions between a Fund and select counterparties. An MRA contains provisions for, among other things, initiation, income payments, events of default and maintenance of securities for repurchase agreements. An MRA also permits offsetting with collateral to create one single net payment in the event of default or similar events, including the bankruptcy or insolvency of a counterparty.

If the seller defaults, a Fund could suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Fund are less than the repurchase price and the Fund’s costs associated with delay and enforcement of the repurchase agreement. In addition, in the event of default or insolvency of the seller, a court could determine that a Fund’s interest in the collateral is not enforceable, resulting in additional losses to the Fund.

GOLDMAN SACHS FUNDS — FINANCIAL SQUARE FUNDS

Schedule of Investments (continued)

May 31, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

The Funds’ risks include, but are not limited to, the following:

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Interest Rate Risk — When interest rates increase, a Fund’s yield will tend to be lower than prevailing market rates, and the market value of its securities or instruments may also be adversely affected. A low interest rate environment poses additional risks to a Fund, because low yields on the Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to its shareholders, pay expenses out of Fund assets, or, at times, maintain a stable $1.00 share price.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Geographic Risk — The Tax-Exempt California, Tax-Exempt New York and Tax-Free Money Market Funds have the ability to invest a significant portion of their assets in certain issuers within the same state, geographic region or sector subjecting them to possible risks associated with an adverse economic, business or political development affecting that state, region or sector. In particular, the Tax-Exempt California and Tax-Exempt New York Funds may be affected by the adverse events affecting these states’ economies. If California, New York or any of their local governmental entities are unable to meet their financial obligations, the corresponding Fund’s income, NAV and ability to preserve capital or liquidity could be adversely affected.

Tax Information — The amortized cost for each Fund also represents aggregate cost for U.S. federal income tax purposes.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date July 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date July 28, 2015

*	Print the name and title of each signing officer under his or her signature.